BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.7%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.21%, 07/20/34 .... USD 411 $ 393,144
Series 2020-5A, Class BR, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.51%, 07/20/34 .... 574 550,291
AIMCO CLO, Series 2018-AA, Class
B, (3-mo. LIBOR USD + 1.40%),
6.19%, 04/17/31 ............ 256 249,707
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.34%,
01/15/30 ................. 252 245,700
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. LIBOR USD at
1.10% Floor + 1.10%), 5.89%,
07/15/31 ................. 250 246,617
ALM Ltd., Series 2020-1A, Class
A2, (3-mo. LIBOR USD + 1.85%),
6.64%, 10/15/29 ............ 252 246,681
AMMC CLO 22 Ltd., Series 2018-
22A, Class B, (3-mo. LIBOR USD
at 1.45% Floor + 1.45%), 6.27%,
04/25/31 ................. 125 121,046
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. LIBOR USD
at 1.01% Floor + 1.01%), 5.82%,
04/20/31 ................. 620 613,668
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 6.68%,
05/15/37 ................. 1,919 1,885,418
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.49%,
07/15/34 ................. 790 760,453
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at
2.15% Floor + 2.15%), 6.96%,
10/20/34 ................. 280 264,355
Atrium IX, Series 9A, Class CR2,
(3-mo. LIBOR USD at 2.00% Floor +
2.00%), 6.95%, 05/28/30 ....... 316 302,297
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.50%, 07/19/34 ............ 575 547,249
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.37%,
01/25/35 ................. 485 454,803
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. LIBOR USD at
1.72% Floor + 1.72%), 6.54%,
04/24/34 ................. 288 271,261
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2, (3-
mo. LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 07/15/29 ....... 610 600,667
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 07/20/29 ....... 283 280,329
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.42%, 10/22/30 .... USD 250 $ 241,172
Series 2014-2A, Class BR2, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.56%, 10/20/30 .... 256 243,879
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%),
6.29%, 07/15/31 ............ 502 482,799
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.49%,
01/15/34 ................. 250 240,101
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. LIBOR USD +
1.35%), 6.16%, 04/20/29 ....... 313 308,794
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%),
6.30%, 05/29/32 ............ 250 243,380
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.34%,
04/15/30 ................. 401 390,884
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.95%, 04/19/29 .... 288 280,180
Series 2017-3A, Class A2, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 6.61%, 07/20/30 .... 276 269,192
Series 2020-1A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 07/15/36 .... 875 845,077
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.19%,
04/17/30 ................. 402 391,322
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%),
6.39%, 07/18/30 ............ 250 242,501
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.46%,
04/20/34 ................. 475 460,510
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (3-mo. LIBOR USD at
1.24% Floor + 1.24%), 6.03%,
04/15/33 ................. 300 295,660
FS Rialto, Series 2021-FL3, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 5.98%, 11/16/36 ....... 111 108,994
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 5.76%,
10/15/30 ................. 271 267,963
Generate CLO 3 Ltd., Series 3A, Class
BR, (3-mo. LIBOR USD + 1.75%),
6.56%, 10/20/29 ............ 725 715,890
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.86%, 01/18/31 ....... 250 247,537

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gracie Point International Funding
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 1.40%), 6.06%,
11/01/23 ............... USD 410 $ 409,629
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 2.40%), 7.06%,
11/01/23 ............... 428 427,410
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.96%, 07/15/39 ....... 863 845,836
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%),
6.16%, 04/15/33 ............ 1,354 1,331,971
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (3-mo. LIBOR USD
at 2.15% Floor + 2.15%), 6.96%,
04/20/32 ................. 258 251,143
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (3-mo.
LIBOR USD + 1.50%), 6.30%,
04/19/30 ................. 250 246,093
Madison Park Funding XLI Ltd., Series
12A, Class BR, (3-mo. LIBOR USD
+ 1.35%), 6.17%, 04/22/27 ..... 287 282,177
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class C, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.80%, 04/19/33 ....... 369 356,870
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class CR2, (3-
mo. LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 07/21/30 ....... 645 620,576
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.47%, 04/25/29 ............ 288 281,376
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.00%,
07/29/30 ................. 258 255,860
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 10/17/30 ....... 250 244,624
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.22%, 04/26/31 . 300 287,335
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 07/15/36 ....... 300 284,934
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.35%), 6.15%,
07/19/30 ................. 263 259,619
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.46%, 07/02/35 ............ 308 298,168
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.93%, 02/24/37 ....... 250 244,213
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Partners VII Ltd., Series
2012-7A, Class CR3, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
6.72%, 02/20/34 ............ USD 921 $ 877,398
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. LIBOR USD at 1.80% Floor +
1.80%), 6.72%, 08/23/31 ....... 269 260,099
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.00%,
07/24/31 ................. 278 274,395
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 5.98%,
07/20/34 ................. 250 243,885
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. LIBOR USD
at 1.40% Floor + 1.40%), 6.21%,
04/20/34 ................. 250 237,796
Regatta XVIII Funding Ltd.
Series 2021-1A, Class B, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 01/15/34 .... 250 242,133
Series 2021-1A, Class C, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.54%, 01/15/34 .... 921 871,520
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 04/20/34 .... 250 237,090
Series 2018-1A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.02%, 05/20/31 .... 250 245,523
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
LIBOR USD at 1.27% Floor +
1.27%), 6.08%, 04/20/33 .... 250 244,766
Series 2020-8A, Class B, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 04/20/33 .... 250 240,637
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A, (3-mo.
LIBOR USD at 1.32% Floor +
1.32%), 6.13%, 10/20/32 .... 302 298,637
Series 2020-16A, Class B, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 6.66%, 10/20/32 .... 290 281,136
Sound Point CLO XII Ltd., Series 2016-
2A, Class BR2, (3-mo. LIBOR USD
at 1.50% Floor + 1.50%), 6.31%,
10/20/28 ................. 2,096 2,067,528
TICP CLO I-2 Ltd., Series 2018-IA,
Class B, (3-mo. LIBOR USD at
2.20% Floor + 2.20%), 7.02%,
04/26/28 ................. 516 515,552
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.41%,
01/20/31 ................. 250 243,759
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 5.91%, 01/15/34 .... 250 244,379

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-6A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.29%, 01/15/34 .... USD 250 $ 241,839
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.44%,
07/15/34 ................. 300 287,904
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at
1.33% Floor + 1.33%), 6.14%,
01/20/33 ................. 870 855,065
Trimaran Cavu Ltd., Series 2021-1A,
Class C, (3-mo. LIBOR USD at
2.10% Floor + 2.10%), 6.92%,
04/23/32 ................. 1,313 1,235,999
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.82%, 01/25/34 .... 452 438,670
Series 2020-14A, Class C, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 01/25/34 .... 343 333,935
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. LIBOR USD + 1.04%),
5.85%, 04/20/34 ............ 300 293,611
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
LIBOR USD at 1.22% Floor +
1.22%), 6.04%, 10/24/34 .... 397 387,993
Series 2020-2A, Class BR, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.57%, 10/24/34 .... 274 262,980
York CLO 1 Ltd., Series 2014-1A, Class
BRR, (3-mo. LIBOR USD + 1.65%),
6.47%, 10/22/29 ............ 256 250,917
33,452,501
Ireland — 0.1%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.89%, 04/15/33
(c)
........... EUR 207 211,033
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 3.49%, 10/15/30
(c)
231 238,768
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.54%,
11/14/32
(c)
................. 135 142,013
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 3.54%, 01/20/32
(c)
..... 160 165,330
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 3.64%, 01/15/32
(c)
268 278,511
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 2.50%), 7.35%,
07/25/51 ............... USD 283 279,047
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 3.75%), 8.60%,
07/25/51 ............... 310 306,990
Series 2021-1A, Class D, (1-mo.
LIBOR USD + 5.90%), 10.75%,
07/25/51 ............... 250 246,416
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
4.66%, 12/20/31
(c)
........... EUR 207 $ 216,253
2,084,361
Jersey, Channel Islands — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.65%, 04/21/31
(a)(b)
.......... USD 949 911,936
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.26%,
05/25/36
(b)
................ 472 455,679
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (1-mo. LIBOR
USD at 1.20% Floor + 1.20%),
5.91%, 06/15/36
(a)(b)
.......... 220 213,400
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 5,053 4,326,521
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 596,175
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 387,449
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 298,941
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (1-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.03%, 11/15/36
(a)(b)
194 189,888
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 224,041
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. LIBOR USD
at 1.18% Floor + 1.18%), 5.97%,
07/15/34
(a)(b)
............... 612 596,001
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 84,892
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.58% Floor + 2.58%), 7.27%,
08/17/37
(a)(b)
............... 1,997 2,003,262
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 1,451 1,143,906
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 488,793
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,594 1,525,499
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (1-mo. LIBOR USD at 1.10%
Floor + 1.10%), 5.81%, 07/16/36
(a)(b)
754 735,685
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 5.76%, 04/15/60
(b)
2,911 2,672,628
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 697,949

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... USD 1,926 $ 1,722,592
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 557,287
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,322,646
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,370,558
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,649,384
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 384,346
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 1,530 1,460,616
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
699 619,991
RMIT Cash Management LLC, Series
2021-3,  3.88%, 10/17/33
(a)(d)
.... 5,969 5,185,867
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 3,738 3,266,802
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,096 1,003,636
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 346,825
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 410 359,338
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 174,178
36,064,775
Total Asset-Backed Securities — 1.6%
(Cost: $77,398,477) .............................. 72,513,573
Shares
Shares
Common Stocks
Australia — 0.5%
AGL Energy Ltd. .............. 176,565 952,471
BHP Group Ltd. ............... 66,213 2,100,295
CSL Ltd. .................... 1,508 292,055
Endeavour Group Ltd. .......... 110,915 503,920
Glencore plc ................. 2,546,288 14,651,900
Medibank Pvt Ltd. ............. 207,214 467,614
Origin Energy Ltd. ............. 40,026 222,908
Qantas Airways Ltd.
(e)
........... 86,056 384,107
QBE Insurance Group Ltd. ....... 19,977 195,585
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 7,642,509 51
Rio Tinto plc ................. 15,511 1,052,856
South32 Ltd. ................. 172,293 504,944
21,328,706
Belgium — 0.0%
KBC Group NV ............... 11,558 794,159
Brazil — 0.1%
Ambev SA .................. 629,753 1,785,467
Embraer SA
(e)
................ 173,252 710,311
Engie Brasil Energia SA ......... 24,421 193,019
Lojas Renner SA .............. 182,060 596,276
Security
Shares
Shares Value
Brazil (continued)
Telefonica Brasil SA ............ 16,578 $ 126,614
3,411,687
Canada — 1.3%
Barrick Gold Corp. ............. 46,855 869,842
BCE, Inc. ................... 7,743 346,845
Brookfield Asset Management Ltd.,
Class A .................. 28,226 924,576
Brookfield Corp., Class A ......... 19,277 628,018
Cameco Corp. ................ 198,997 5,207,752
Canadian Imperial Bank of Commerce 35,590 1,509,185
Enbridge, Inc. ................ 759,632 28,963,253
George Weston Ltd. ............ 2,767 366,681
Imperial Oil Ltd.
(g)
.............. 11,697 594,846
Metro, Inc. .................. 8,984 494,170
National Bank of Canada ........ 6,197 443,259
Royal Bank of Canada .......... 9,496 908,145
Suncor Energy, Inc. ............ 303,343 9,417,886
TC Energy Corp.
(g)
............. 100,886 3,924,215
TELUS Corp. ................ 192,256 3,816,669
Toronto-Dominion Bank (The)
(g)
.... 6,887 412,507
58,827,849
Cayman Islands — 0.1%
(e)
Hedosophia European Growth ..... 169,035 1,824,019
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $2,251,184)
(d)(h)
... 1,159 849,002
2,673,021
China — 1.5%
Agricultural Bank of China Ltd., Class H 1,147,000 424,764
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 201,997 912,802
Amoy Diagnostics Co. Ltd., Class A . 269,010 1,102,229
Anhui Gujing Distillery Co. Ltd., Class B 4,200 74,998
Baidu, Inc., Class A
(e)
........... 3,700 69,713
Bank of Chengdu Co. Ltd., Class A .. 603,200 1,190,378
BOC Hong Kong Holdings Ltd. ..... 87,000 270,853
BYD Co. Ltd., Class A ........... 81,000 3,017,192
BYD Co. Ltd., Class H .......... 41,500 1,220,770
BYD Electronic International Co. Ltd. 6,500 20,229
China Construction Bank Corp., Class
H ...................... 2,467,000 1,596,630
China Merchants Bank Co. Ltd., Class
H ...................... 100,000 507,802
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 28,700 766,273
Contemporary Amperex Technology
Co. Ltd., Class A ............ 60,100 3,556,792
Dali Foods Group Co. Ltd.
(a)(c)
...... 92,500 38,567
Dongfeng Motor Group Co. Ltd., Class
H ...................... 164,000 77,041
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 119,240 1,327,730
Glodon Co. Ltd., Class A ......... 137,290 1,484,210
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 443,900 2,369,154
Guangzhou Baiyun International Airport
Co. Ltd., Class A
(e)
........... 537,000 1,222,465
Haidilao International Holding Ltd.
(a)(c)(e)
343,000 929,595
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 563,000 2,324,796
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 41,300 389,117
Hundsun Technologies, Inc., Class A . 280,482 2,173,200
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(e)
...................... 114,000 812,878

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
China (continued)
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,960,000 $ 1,573,061
JD Health International, Inc.
(a)(c)(e)
... 206,650 1,532,303
JD.com, Inc., Class A ........... 52,804 1,153,038
Jiangsu Hengrui Pharmaceuticals Co.
Ltd., Class A ............... 204,600 1,274,492
Jinxin Fertility Group Ltd.
(a)(c)(g)
..... 1,005,000 676,246
Kindstar Globalgene Technology, Inc.
(c)
(e)
...................... 1,655,500 420,701
Kingsoft Corp. Ltd. ............. 326,200 1,603,574
Kweichow Moutai Co. Ltd., Class A .. 5,200 1,373,390
Lenovo Group Ltd. ............. 252,000 273,020
LONGi Green Energy Technology Co.
Ltd., Class A ............... 120,500 708,934
Meituan
(a)(c)(e)
................. 94,010 1,705,550
Microport Cardioflow Medtech Corp.
(a)(c)
(e)(g)
..................... 2,890,000 853,607
Ming Yuan Cloud Group Holdings Ltd. 210,000 133,993
Ningbo Deye Technology Co. Ltd.,
Class A .................. 18,900 711,324
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 36,800 212,182
NXP Semiconductors NV ........ 2,179 406,329
PetroChina Co. Ltd., Class H ...... 556,000 328,448
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
29,950 125,342
Ping An Insurance Group Co. of China
Ltd., Class A ............... 175,000 1,159,109
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H
(g)
........... 83,500 237,408
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 99,600 912,170
SITC International Holdings Co. Ltd. . 160,000 343,866
StarPower Semiconductor Ltd., Class A 31,700 1,268,440
Tencent Holdings Ltd. ........... 290,100 14,176,991
Venustech Group, Inc., Class A .... 272,296 1,318,386
Want Want China Holdings Ltd. .... 146,000 93,935
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A
(e)
. 213,210 807,632
Wuliangye Yibin Co. Ltd., Class A ... 45,700 1,305,440
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 61,834 521,249
Yonyou Network Technology Co. Ltd.,
Class A .................. 432,914 1,587,054
Yum China Holdings, Inc. ........ 12,550 785,973
67,463,365
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 230 418,073
Coloplast A/S, Class B .......... 2,780 366,035
Novo Nordisk A/S, Class B ....... 40,484 6,429,725
Novozymes A/S, Class B ......... 30,059 1,539,117
Pandora A/S ................. 1,808 173,547
8,926,497
Finland — 0.0%
Elisa OYJ ................... 4,689 282,800
Kesko OYJ, Class B ............ 9,854 211,775
Kone OYJ, Class B ............ 10,924 569,731
Wartsila OYJ Abp .............. 13,853 130,735
1,195,041
France — 3.3%
Accor SA
(e)
.................. 2,542 82,643
BNP Paribas SA .............. 432,041 25,800,446
Bollore SE .................. 42,491 262,664
Carrefour SA ................. 19,457 393,374
Cie de Saint-Gobain ............ 284,829 16,190,707
Danone SA .................. 112,085 6,974,335
Security
Shares
Shares Value
France (continued)
Dassault Systemes SE .......... 19,703 $ 812,769
EssilorLuxottica SA ............ 64,750 11,675,910
Hermes International ........... 4,484 9,081,253
Kering SA ................... 30,968 20,204,396
La Francaise des Jeux SAEM
(a)(c)
... 21,435 893,361
L'Oreal SA .................. 6,943 3,102,429
LVMH Moet Hennessy Louis Vuitton SE 36,555 33,554,148
Remy Cointreau SA ............ 1,468 267,298
Sanofi ..................... 62,482 6,777,968
SCOR SE ................... 10,367 235,717
Societe Generale SA ........... 26,187 590,029
Teleperformance .............. 1,177 284,404
TotalEnergies SE .............. 227,491 13,413,717
Ubisoft Entertainment SA
(e)
....... 26,073 694,928
Unibail-Rodamco-Westfield
(e)
...... 3,263 175,569
151,468,065
Germany — 2.5%
BASF SE ................... 5,211 273,571
Bayer AG (Registered) .......... 144,001 9,199,016
Brenntag SE ................. 11,489 864,619
Commerzbank AG
(e)
............ 279,464 2,942,265
Deutsche Telekom AG (Registered) . 807,601 19,570,027
Fresenius SE & Co. KGaA ........ 15,341 414,257
Infineon Technologies AG ........ 68,477 2,812,022
Mercedes-Benz Group AG ........ 254,665 19,584,448
Merck KGaA ................. 458 85,387
SAP SE .................... 199,634 25,207,892
SAP SE, ADR
(g)
............... 17,100 2,164,005
Scout24 SE
(a)(c)
............... 4,060 241,485
Siemens AG (Registered) ........ 157,211 25,468,797
Symrise AG ................. 21,651 2,356,148
Telefonica Deutschland Holding AG . 129,397 398,316
United Internet AG (Registered) .... 24,677 425,383
Vonovia SE .................. 26,329 495,902
112,503,540
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,209,400 12,683,411
ASMPT Ltd. ................. 30,400 301,507
CK Asset Holdings Ltd. .......... 20,500 124,285
Hang Seng Bank Ltd. ........... 16,200 230,288
MTR Corp. Ltd. ............... 58,500 282,338
Orient Overseas International Ltd. .. 33,500 643,046
Super Hi International Holding Ltd.
(e)
. 34,300 86,166
14,351,041
India — 0.1%
Bajaj Auto Ltd. ................ 7,510 355,258
HCL Technologies Ltd. .......... 44,089 585,307
Indian Oil Corp. Ltd. ............ 137,387 130,505
Infosys Ltd. .................. 14,060 245,813
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(e)(h)
............ 1,951 3,461,523
Vedanta Ltd. ................. 57,241 191,751
4,970,157
Ireland — 0.0%
Kingspan Group plc ............ 23,849 1,634,261
Israel — 0.3%
(e)
Nice Ltd., ADR
(g)
.............. 55,681 12,744,824
Taboola.com, Ltd. ............. 196,484 534,437
13,279,261

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Italy — 0.4%
Coca-Cola HBC AG
(e)
........... 27,557 $ 754,379
Enel SpA ................... 102,738 626,594
Ferrari NV .................. 16,620 4,503,751
FinecoBank Banca Fineco SpA .... 32,844 503,206
Intesa Sanpaolo SpA ........... 3,710,675 9,523,238
Snam SpA .................. 111,077 588,935
UniCredit SpA ................ 24,247 457,004
16,957,107
Japan — 2.1%
AGC, Inc. ................... 2,100 78,290
Astellas Pharma, Inc. ........... 118,265 1,680,229
BayCurrent Consulting, Inc. ....... 6,500 269,868
Capcom Co. Ltd. .............. 300 10,737
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 17,500 191,250
CyberAgent, Inc. .............. 57,600 488,035
FANUC Corp. ................ 533,000 19,247,797
Food & Life Cos. Ltd. ........... 6,100 159,185
Heiwa Corp. ................. 5,400 107,136
Hino Motors Ltd.
(e)
............. 76,600 320,763
Honda Motor Co. Ltd. ........... 27,200 719,472
Hoya Corp. .................. 76,593 8,464,471
Ibiden Co. Ltd. ................ 9,900 397,023
Japan Post Bank Co. Ltd.
(g)
....... 91,600 748,139
Jeol Ltd. .................... 21,600 698,180
Kamigumi Co. Ltd. ............. 9,500 199,579
Kewpie Corp. ................ 10,300 173,040
Keyence Corp. ............... 42,298 20,730,621
Kobayashi Pharmaceutical Co. Ltd. .. 7,600 464,811
Kose Corp. .................. 43,200 5,134,677
M3, Inc. .................... 13,400 337,265
Mazda Motor Corp. ............ 41,700 384,641
Mitsubishi Corp. ............... 21,700 779,821
Mitsubishi Heavy Industries Ltd. .... 13,200 486,301
Mitsubishi Motors Corp.
(e)
........ 77,500 305,412
Mitsubishi UFJ Financial Group, Inc. . 1,810,100 11,600,331
MS&AD Insurance Group Holdings, Inc. 14,400 446,269
Nihon M&A Center Holdings, Inc. ... 53,900 404,000
Nissan Chemical Corp. .......... 3,800 172,585
Nisshin Seifun Group, Inc. ........ 19,900 232,888
Nomura Research Institute Ltd. .... 34,100 797,521
Oracle Corp. Japan ............ 1,800 129,997
Oriental Land Co. Ltd. .......... 6,000 205,435
Recruit Holdings Co. Ltd. ........ 12,627 347,357
Sega Sammy Holdings, Inc. ....... 44,200 840,139
SG Holdings Co. Ltd. ........... 5,500 81,555
Shin-Etsu Chemical Co. Ltd. ...... 11,500 373,302
Shionogi & Co. Ltd. ............ 15,200 685,604
Shiseido Co. Ltd. .............. 11,000 515,716
SoftBank Corp. ............... 34,900 402,879
Sony Group Corp. ............. 6,300 573,825
Suzuken Co. Ltd. .............. 2,900 73,253
Sysmex Corp. ................ 162,400 10,658,569
Terumo Corp. ................ 73,900 1,998,650
Tokyo Electron Ltd. ............ 10,500 1,282,744
TOTO Ltd. .................. 4,700 157,467
ZOZO, Inc. .................. 28,000 640,414
95,197,243
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 7,937 164,513
Security
Shares
Shares Value
Mexico — 0.1%
Fomento Economico Mexicano SAB de
CV ..................... 83,464 $ 794,575
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 13,194 403,581
Grupo Financiero Banorte SAB de CV,
Class O .................. 56,595 476,504
Southern Copper Corp. .......... 5,537 422,196
Wal-Mart de Mexico SAB de CV .... 634,078 2,533,497
4,630,353
Netherlands — 2.2%
Adyen NV
(a)(c)(e)
............... 5,559 8,857,871
Argenx SE
(e)
................. 309 114,749
ASML Holding NV ............. 47,032 32,049,870
ING Groep NV ................ 2,207,229 26,211,610
Koninklijke Ahold Delhaize NV ..... 22,567 771,005
Koninklijke Philips NV ........... 20,728 380,709
Koninklijke Vopak NV ........... 18,565 655,456
Shell plc .................... 700,377 20,066,559
Shell plc, ADR
(g)
............... 166,841 9,600,031
98,707,860
Norway — 0.0%
Equinor ASA ................. 68,016 1,933,587
Peru — 0.0%
Credicorp Ltd. ................ 1,924 254,718
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 13,373 180,509
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 3,011 234,380
Saudi Telecom Co. ............. 32,355 346,069
580,449
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 36,600 909,940
Genting Singapore Ltd. .......... 426,400 359,884
Keppel Corp. Ltd. .............. 97,500 413,666
NetLink NBN Trust
(c)
............ 171,000 110,648
Oversea-Chinese Banking Corp. Ltd. 30,800 287,111
Sembcorp Marine Ltd.
(e)
......... 34 3
Singapore Airlines Ltd. .......... 67,100 289,434
Singapore Technologies Engineering
Ltd. ..................... 130,500 359,248
2,729,934
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 5,543 297,557
Anglo American plc ............ 68,486 2,277,948
Kumba Iron Ore Ltd. ............ 21,490 543,355
3,118,860
South Korea — 0.5%
Amorepacific Corp.
(g)
........... 39,152 4,132,335
Celltrion Healthcare Co. Ltd. ...... 6,601 307,499
Fila Holdings Corp. ............ 6,310 177,386
Hana Financial Group, Inc. ....... 6,874 215,287
Hanwha Aerospace Co. Ltd. ...... 8,310 633,010
KB Financial Group, Inc. ......... 6,074 221,836
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 2,593 155,058
LG Chem Ltd. ................ 3,386 1,859,571
LG Energy Solution Ltd.
(e)
........ 18,195 8,197,814
Samsung Electronics Co. Ltd. ..... 40,118 1,983,874

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
South Korea (continued)
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 2,128 $ 336,378
Samsung SDI Co. Ltd. .......... 5,037 2,861,212
SK Telecom Co. Ltd. ............ 17,955 666,168
21,747,428
Spain — 0.5%
Aena SME SA
(a)(c)(e)
............ 1,770 286,224
Cellnex Telecom SA
(a)(c)
.......... 586,419 22,804,460
Endesa SA .................. 11,126 241,655
Industria de Diseno Textil SA ...... 26,088 876,432
24,208,771
Sweden — 0.2%
Assa Abloy AB, Class B ......... 56,180 1,345,651
Epiroc AB, Class A ............. 106,081 2,105,710
Hexagon AB, Class B ........... 185,467 2,134,615
Industrivarden AB, Class A ....... 8,710 235,410
Nibe Industrier AB, Class B ....... 50,304 573,422
Swedbank AB, Class A .......... 52,637 865,596
Tele2 AB, Class B ............. 16,572 164,942
Telefonaktiebolaget LM Ericsson, Class
B ...................... 50,601 296,614
Telia Co. AB ................. 579,611 1,471,785
9,193,745
Switzerland — 1.7%
Alcon, Inc. .................. 142,039 10,082,998
Cie Financiere Richemont SA
(Registered) ............... 1,887 302,592
Flughafen Zurich AG (Registered)
(e)
. 2,100 384,753
Geberit AG (Registered) ......... 570 318,315
Givaudan SA (Registered) ........ 261 849,500
Kuehne + Nagel International AG
(Registered) ............... 3,027 901,547
Lonza Group AG (Registered) ..... 8,771 5,280,139
Nestle SA (Registered) .......... 285,971 34,868,606
Novartis AG (Registered) ........ 30,800 2,828,011
Partners Group Holding AG ....... 533 501,938
Roche Holding AG ............. 24,254 6,930,401
Sonova Holding AG (Registered) ... 2,195 647,501
STMicroelectronics NV .......... 59,896 3,191,480
Swisscom AG (Registered) ....... 480 306,323
TE Connectivity Ltd.
(g)
........... 92,599 12,144,359
VAT Group AG
(a)(c)
............. 738 266,627
79,805,090
Taiwan — 0.5%
Chunghwa Telecom Co. Ltd. ...... 144,000 566,049
Far EasTone Telecommunications Co.
Ltd. ..................... 127,000 313,868
MediaTek, Inc. ................ 19,000 492,596
Nan Ya Printed Circuit Board Corp. .. 23,000 215,601
Oneness Biotech Co. Ltd.
(e)
....... 38,000 334,663
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 1,016,000 17,805,016
Unimicron Technology Corp. ...... 111,000 541,377
Wiwynn Corp. ................ 17,000 630,724
20,899,894
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 284,408 4
United Kingdom — 2.5%
Admiral Group plc ............. 12,149 305,073
Alphawave IP Group plc
(e)
........ 473,852 688,573
AstraZeneca plc .............. 91,644 12,697,675
AstraZeneca plc, ADR
(g)
......... 121,289 8,418,669
Security
Shares
Shares Value
United Kingdom (continued)
Auto Trader Group plc
(a)(c)
........ 313,383 $ 2,390,391
BAE Systems plc .............. 857,804 10,376,116
BP plc ..................... 171,006 1,080,848
BP plc, ADR
(g)
................ 23,364 886,430
British American Tobacco plc ...... 19,541 684,998
Burberry Group plc ............. 23,409 749,552
CNH Industrial NV ............. 76,590 1,171,917
Compass Group plc ............ 703,571 17,681,837
Direct Line Insurance Group plc .... 154,867 263,083
Dr. Martens plc ............... 57,374 100,608
Experian plc ................. 20,927 689,079
Exscientia plc, ADR
(e)
........... 367,500 1,947,750
Genius Sports Ltd.
(e)(g)
........... 154,301 768,419
Kingfisher plc ................ 135,698 438,645
Legal & General Group plc ....... 104,125 307,961
Lloyds Banking Group plc ........ 29,796,741 17,518,949
London Stock Exchange Group plc .. 27,016 2,624,057
National Grid plc .............. 14,850 200,876
NatWest Group plc ............. 314,857 1,027,388
Spirax-Sarco Engineering plc ...... 26,971 3,959,959
Standard Chartered plc .......... 26,719 202,505
Unilever plc .................. 520,653 26,979,736
114,161,094
United States — 33.3%
3M Co. ..................... 6,507 683,951
Abbott Laboratories
(g)
........... 218,204 22,095,337
AbbVie, Inc. ................. 73,999 11,793,221
Activision Blizzard, Inc. .......... 88,356 7,562,390
Adobe, Inc.
(e)
................. 8,651 3,333,836
Advance Auto Parts, Inc. ......... 4,817 585,795
Advanced Micro Devices, Inc.
(e)
.... 131,383 12,876,848
Agilent Technologies, Inc.
(g)
....... 2,776 384,032
Air Products & Chemicals, Inc. ..... 62,482 17,945,455
Airbnb, Inc., Class A
(e)
........... 4,074 506,806
Akamai Technologies, Inc.
(e)
....... 7,689 602,049
Albemarle Corp.
(g)
............. 42,310 9,352,202
Alexandria Real Estate Equities, Inc. . 1,247 156,611
Allegion plc .................. 17,920 1,912,602
Alliant Energy Corp. ............ 8,329 444,769
Allstate Corp. (The) ............ 7,689 852,018
Alphabet, Inc., Class C
(e)
......... 587,130 61,061,520
Altria Group, Inc. .............. 20,867 931,086
Amazon.com, Inc.
(e)
............ 470,017 48,548,056
American International Group, Inc. .. 11,350 571,586
American Tower Corp.
(g)
......... 83,937 17,151,687
AmerisourceBergen Corp. ........ 8,835 1,414,572
Amgen, Inc. ................. 7,474 1,806,840
ANSYS, Inc.
(e)
................ 14,629 4,868,531
APA Corp. .................. 6,036 217,658
Apple, Inc.
(i)
................. 428,847 70,716,870
Applied Materials, Inc. .......... 91,122 11,192,515
Aptiv plc
(e)
................... 69,127 7,755,358
Archer-Daniels-Midland Co. ....... 334,356 26,634,799
Astra Space, Inc., Class A
(e)
....... 249,521 106,046
AT&T, Inc. ................... 22,279 428,871
Atlas Energy Solutions, Inc., Class A
(e)
18,193 309,827
Automatic Data Processing, Inc. .... 3,384 753,380
AutoZone, Inc.
(e)
.............. 709 1,742,828
Baker Hughes Co., Class A ....... 11,286 325,714
Ball Corp.
(g)
.................. 5,565 306,687
Bank of America Corp. .......... 94,965 2,715,999
Baxter International, Inc. ......... 11,057 448,472
Berkshire Hathaway, Inc., Class B
(e)
. 5,068 1,564,846
Booking Holdings, Inc.
(e)
......... 1,588 4,212,027
Boston Scientific Corp.
(e)(i)
........ 640,255 32,031,958

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Broadcom, Inc. ............... 620 $ 397,755
Brown-Forman Corp., Class B ..... 17,857 1,147,669
Bunge Ltd. .................. 94,295 9,007,058
Cadence Design Systems, Inc.
(e)
... 35,992 7,561,559
California Resources Corp. ....... 23,249 895,086
Cardinal Health, Inc. ............ 19,881 1,501,016
Carrier Global Corp. ............ 21,416 979,782
CDW Corp. .................. 2,598 506,324
Centene Corp.
(e)
.............. 13,586 858,771
CF Industries Holdings, Inc. ....... 182,636 13,239,284
Charles Schwab Corp. (The) ...... 266,103 13,938,475
Charter Communications, Inc., Class
A
(e)
..................... 22,686 8,112,740
Cheniere Energy, Inc. ........... 3,847 606,287
Chesapeake Energy Corp.
(g)
...... 16,152 1,228,198
Chevron Corp. ................ 7,789 1,270,853
Chipotle Mexican Grill, Inc.
(e)
...... 1,430 2,442,855
Chubb Ltd. .................. 110,149 21,388,733
Cigna Group (The) ............. 6,377 1,629,515
Cintas Corp. ................. 1,455 673,199
Cisco Systems, Inc. ............ 36,022 1,883,050
CME Group, Inc., Class A
(g)
....... 9,980 1,911,370
Coca-Cola Co. (The) ........... 23,308 1,445,795
Colgate-Palmolive Co. .......... 17,867 1,342,705
Comcast Corp., Class A ......... 249,204 9,447,324
ConocoPhillips ............... 79,914 7,928,268
Constellation Brands, Inc., Class A .. 8,813 1,990,769
Copart, Inc.
(e)
................ 16,751 1,259,843
Costco Wholesale Corp. ......... 43,675 21,700,797
Coterra Energy, Inc. ............ 23,890 586,261
Crowdstrike Holdings, Inc., Class A
(e)
. 36,652 5,030,854
Crown Castle, Inc.
(g)
............ 1,956 261,791
Crown Holdings, Inc. ........... 4,710 389,564
Crown PropTech Acquisitions
(e)(g)
... 28,147 282,314
Crown PropTech Acquisitions
(d)(e)
... 62,472 39,982
CVS Health Corp. ............. 4,757 353,493
Datadog, Inc., Class A
(e)
......... 10,777 783,057
Davidson Kempner Merchant Co-
Invest Fund LP, (Acquired 04/07/21,
cost $1,598,895)
(e)(h)(j)
......... —
(k)
7,274,025
Deere & Co.
(g)
................ 27,239 11,246,438
Dell Technologies, Inc., Class C .... 9,400 377,974
Delta Air Lines, Inc.
(e)
........... 94,106 3,286,182
Devon Energy Corp. ............ 9,146 462,879
Dexcom, Inc.
(e)
............... 82,587 9,594,958
Domino's Pizza, Inc. ............ 11,364 3,748,643
Dow, Inc. ................... 18,634 1,021,516
Dynatrace, Inc.
(e)
.............. 8,637 365,345
eBay, Inc. ................... 22,210 985,458
Ecolab, Inc. ................. 1,966 325,432
Edison International ............ 22,699 1,602,322
Edwards Lifesciences Corp.
(e)
..... 88,351 7,309,278
Element Solutions, Inc. .......... 40,785 787,558
Eli Lilly & Co. ................ 44,800 15,385,216
Energy Transfer LP
(g)
........... 47,624 593,871
EOG Resources, Inc. ........... 1,363 156,241
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(e)(h)
......... 11,107 7,984,933
EQT Corp. .................. 325,551 10,388,332
Essex Property Trust, Inc. ........ 1,060 221,688
Eversource Energy ............ 22,642 1,771,963
Expedia Group, Inc.
(e)
........... 5,576 541,039
Extra Space Storage, Inc. ........ 1,897 309,078
Exxon Mobil Corp. ............. 11,809 1,294,975
F5, Inc.
(e)
................... 82,578 12,030,789
Security
Shares
Shares Value
United States (continued)
Fanatics Holdings Inc., Class
A, (Acquired 08/17/22, cost
$9,001,757)
(d)(e)(h)
............ 132,691 $ 9,954,479
Fastenal Co. ................. 15,933 859,426
Ferguson plc ................. 4,292 567,453
Fidelity National Information Services,
Inc. ..................... 24,107 1,309,733
First Republic Bank
(g)
........... 4,299 60,143
First Solar, Inc.
(e)
.............. 1,780 387,150
FleetCor Technologies, Inc.
(e)
...... 4,476 943,765
Floor & Decor Holdings, Inc., Class A
(e)
(g)
...................... 28,495 2,798,779
Fortinet, Inc.
(e)
................ 103,817 6,899,678
Fortive Corp. ................. 336,403 22,932,593
Fox Corp., Class A
(g)
............ 5,502 187,343
Freeport-McMoRan, Inc. ......... 341,617 13,975,551
Gartner, Inc.
(e)
................ 2,446 796,833
Gen Digital, Inc. ............... 55,051 944,675
Generac Holdings, Inc.
(e)
......... 2,235 241,402
General Motors Co. ............ 60,354 2,213,785
Genuine Parts Co. ............. 1,529 255,817
Gilead Sciences, Inc. ........... 25,487 2,114,656
Global Payments, Inc. .......... 5,930 624,073
Goldman Sachs Group, Inc. (The) .. 4,427 1,448,116
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(e)(h)
.. 2,434,345 3,091,618
Green Plains, Inc.
(e)(g)
........... 32,948 1,021,059
GSK plc .................... 44,758 790,844
Halliburton Co. ............... 76,701 2,426,820
Healthpeak Properties, Inc. ....... 48,880 1,073,894
Hewlett Packard Enterprise Co. .... 96,066 1,530,331
Hilton Worldwide Holdings, Inc. .... 80,324 11,315,242
Honeywell International, Inc. ...... 3,539 676,374
Humana, Inc. ................ 44,409 21,558,793
iHeartMedia, Inc., Class A
(e)
....... 2,519 9,824
Illinois Tool Works, Inc. .......... 1,027 250,023
Informatica, Inc., Class A
(e)(g)
...... 70,494 1,156,102
Intel Corp. .................. 14,366 469,337
Intercontinental Exchange, Inc. .... 7,933 827,333
Intuit, Inc. ................... 13,706 6,110,546
Intuitive Surgical, Inc.
(e)
.......... 48,034 12,271,246
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(h)
........ 301,223 3
JBS SA .................... 104,363 366,515
Johnson & Johnson
(i)
........... 115,531 17,907,305
Johnson Controls International plc .. 9,341 562,515
JPMorgan Chase & Co. ......... 63,219 8,238,068
Kellogg Co. .................. 5,728 383,547
Keurig Dr Pepper, Inc. .......... 8,521 300,621
Kimberly-Clark Corp. ........... 4,417 592,850
Kinder Morgan, Inc. ............ 40,706 712,762
KLA Corp. ................... 18,102 7,225,775
Kroger Co. (The) .............. 11,078 546,921
Latch, Inc.
(e)
................. 174,273 132,813
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 185,022 5,197,268
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 211,273 5,913,531
Linde plc ................... 8,184 2,908,921
Lions Gate Entertainment Corp., Class
A
(e)
..................... 102,826 1,138,284
Live Nation Entertainment, Inc.
(e)
... 3,959 277,130
Lockheed Martin Corp. .......... 17,063 8,066,192
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(e)(h)
............. 57,505 147,788

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Lowe's Cos., Inc. .............. 13,567 $ 2,712,993
LPL Financial Holdings, Inc. ....... 104,115 21,072,876
Lululemon Athletica, Inc.
(e)
........ 2,536 923,586
LyondellBasell Industries NV, Class A 22,036 2,068,960
Marathon Oil Corp. ............. 294,504 7,056,316
Marathon Petroleum Corp. ....... 16,113 2,172,516
Marsh & McLennan Cos., Inc. ..... 191,034 31,816,713
Masco Corp. ................. 28,839 1,433,875
Masimo Corp.
(e)
............... 12,374 2,283,498
Mastercard, Inc., Class A ......... 95,546 34,722,372
McDonald's Corp. ............. 52,177 14,589,211
McKesson Corp. .............. 8,404 2,992,244
Merck & Co., Inc. .............. 246,376 26,211,943
Meta Platforms, Inc., Class A
(e)
..... 4,334 918,548
MetLife, Inc. ................. 9,016 522,387
Mettler-Toledo International, Inc.
(e)
.. 604 924,247
MGM Resorts International ....... 36,821 1,635,589
Microchip Technology, Inc. ........ 5,648 473,189
Micron Technology, Inc. .......... 185,642 11,201,638
Microsoft Corp.
(i)
.............. 383,962 110,696,245
Mirion Technologies, Inc., Class A
(e)
. 756,990 6,464,694
Mirion Technologies, Inc., Class A
(e)(g)
61,353 523,955
Moody's Corp. ................ 2,550 780,351
Morgan Stanley
(g)
.............. 10,900 957,020
Mr Cooper Group, Inc.
(e)(g)
........ 24,501 1,003,806
Netflix, Inc.
(e)
................. 746 257,728
Newmont Corp. ............... 9,902 485,396
NextEra Energy, Inc. ........... 322,561 24,863,002
NIKE, Inc., Class B ............ 24,438 2,997,076
Northrop Grumman Corp. ........ 51,971 23,996,050
NRG Energy, Inc.
(g)
............. 7,338 251,620
Nucor Corp. ................. 2,020 312,029
NVIDIA Corp. ................ 45,394 12,609,091
Offerpad Solutions, Inc., Class A
(e)
.. 220,659 116,287
Omnicom Group, Inc. ........... 2,117 199,718
Opendoor Technologies, Inc.
(e)
..... 192,781 339,295
Otis Worldwide Corp. ........... 34,568 2,917,539
Palo Alto Networks, Inc.
(e)(g)
....... 33,348 6,660,930
Park Hotels & Resorts, Inc.
(g)
...... 29,763 367,871
Paycom Software, Inc.
(e)
......... 6,171 1,876,046
Peloton Interactive, Inc., Class A
(e)(g)
. 142,125 1,611,697
PepsiCo, Inc. ................ 17,200 3,135,560
Pfizer, Inc. .................. 96,691 3,944,993
Philip Morris International, Inc. ..... 4,396 427,511
Phillips 66 ................... 12,848 1,302,530
Playstudios, Inc.
(e)
............. 277,748 1,024,890
Procter & Gamble Co. (The) ...... 3,698 549,856
Proof Acquisition Corp. I
(d)(e)
....... 30,948 24,449
Public Storage ................ 7,124 2,152,445
Rockwell Automation, Inc. ........ 21,623 6,345,269
RXO, Inc.
(e)
.................. 12,855 252,472
S&P Global, Inc. .............. 15,544 5,359,105
Salesforce, Inc.
(e)
.............. 41,333 8,257,507
Sarcos Technology & Robotics Corp.
(e)
1,176,652 558,557
Sarcos Technology & Robotics Corp.
(e)
29,189 11,967
Sarcos Technology & Robotics Corp.
(e)
42,794 20,314
Schlumberger NV ............. 89,405 4,389,786
Schneider Electric SE ........... 4,855 811,387
Seagate Technology Holdings plc
(g)
.. 11,052 730,758
Sealed Air Corp.
(g)
............. 22,008 1,010,387
Sempra Energy ............... 185,668 28,065,575
ServiceNow, Inc.
(e)
............. 1,597 742,158
Sirius XM Holdings, Inc. ......... 36,464 144,762
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $234,442)
(d)(e)(h)
... 15,609 111,136
Security
Shares
Shares Value
United States (continued)
Snowflake, Inc., Class A
(e)
........ 1,508 $ 232,669
Sonder Holdings, Inc., Class A
(e)
.... 275,263 208,402
Starbucks Corp. ............... 118,081 12,295,775
Sun Country Airlines Holdings, Inc.
(e)
. 323,187 6,625,333
Symbotic Corp., Class A
(e)
........ 71,186 1,578,194
Symbotic Corp., Class A
(e)
........ 7,313 167,029
Synchrony Financial ............ 13,771 400,461
Synopsys, Inc.
(e)
.............. 885 341,831
Tapestry, Inc. ................. 22,556 972,389
Tesla, Inc.
(e)
.................. 62,353 12,935,753
Texas Instruments, Inc. .......... 5,824 1,083,322
Thermo Fisher Scientific, Inc. ...... 45,998 26,511,867
TJX Cos., Inc. (The) ............ 130,889 10,256,462
Trane Technologies plc .......... 8,451 1,554,815
TransDigm Group, Inc. .......... 3,335 2,458,062
Transocean Ltd.
(e)(g)
............ 206,009 1,310,217
Travelers Cos., Inc. (The) ........ 8,323 1,426,645
Truist Financial Corp. ........... 14,569 496,803
Union Pacific Corp. ............ 11,855 2,385,937
United Airlines Holdings, Inc.
(e)
..... 14,372 635,961
United Parcel Service, Inc., Class B . 101,722 19,733,051
United Rentals, Inc. ............ 3,595 1,422,757
UnitedHealth Group, Inc. ......... 91,171 43,086,503
US Bancorp ................. 5,600 201,880
Valero Energy Corp. ............ 125,165 17,473,034
VeriSign, Inc.
(e)
............... 27,159 5,739,511
Verisk Analytics, Inc. ............ 21,746 4,172,188
Vertiv Holdings, Class A
(e)
........ 216,508 2,987,810
VF Corp. ................... 48,918 1,120,711
Visa, Inc., Class A
(g)
............ 33,175 7,479,636
Vulcan Materials Co. ........... 53,581 9,192,356
Walgreens Boots Alliance, Inc. ..... 40,738 1,408,720
Walmart, Inc. ................. 71,807 10,587,942
Walt Disney Co. (The)
(e)
......... 215,723 21,600,344
Waters Corp.
(e)
............... 368 113,944
Wells Fargo & Co. ............. 265,088 9,908,989
West Pharmaceutical Services, Inc. . 1,524 528,020
Whirlpool Corp.
(g)
.............. 8,180 1,079,924
Willis Towers Watson plc ......... 2,322 539,586
Workday, Inc., Class A
(e)
......... 4,984 1,029,395
Yum! Brands, Inc. ............. 2,430 320,954
Zions Bancorp NA ............. 3,235 96,824
Zoetis, Inc., Class A ............ 41,856 6,966,513
Zscaler, Inc.
(e)(g)
............... 26,350 3,078,471
1,515,848,340
Total Common Stocks — 54.4%
(Cost: $2,417,350,801) ........................... 2,473,146,149
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.5%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 395,082
OA Leasing Corp., 8.00%
,
01/21/24
(d)
AUD 428 281,627
Oafit, 8.00%
,
03/28/26
(d)
......... 2,290 1,506,143
Oceana Australian Fixed Income Trust
(d)
10.00%, 08/31/23 ........... 1,547 1,032,732
10.25%, 08/31/25 ........... 2,870 1,978,710
Quintis Australia Pty. Ltd.
(a)(d)(f)(l)
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 16,144,865

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Australia (continued)
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... USD 14,449 $ 486,930
21,826,089
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 915 898,084
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 300 364,413
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ USD 1,508 1,421,775
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... GBP 300 319,104
3,003,376
Brazil — 0.1%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
USD 202 58,580
Braskem Netherlands Finance BV
(a)
7.25%, 02/13/33 ............ 375 359,250
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 202 200,611
BRF SA, 4.88%
,
01/24/30
(c)
....... 404 332,492
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 303 248,521
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 193 150,252
7.25%, 06/30/31
(a)
........... 195 151,755
Nexa Resources SA, 5.38%
,
05/04/27
(a)
200 187,250
Suzano Austria GmbH
3.75%, 01/15/31 ............ 346 298,961
Series DM3N, 3.13%, 01/15/32 .. 412 335,780
2,323,452
Canada — 0.3%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 197 194,164
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 11,754,460
Nutrien Ltd., 4.90%
,
03/27/28 ..... 415 414,878
Rogers Communications, Inc., 3.80%
,
03/15/32
(a)
................ 503 451,418
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 300 337,485
13,152,405
Chile — 0.0%
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ USD 314 235,461
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 215 107,675
China Evergrande Group, 10.00%
,
04/11/23
(c)(e)(m)
.............. 322 24,210
China SCE Group Holdings Ltd.,
5.95%
,
09/29/24
(c)
........... 323 171,190
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(l)
...... 313 65,638
Fantasia Holdings Group Co. Ltd.
(c)(e)(m)
11.75%, 04/17/22 ........... 716 73,390
10.88%, 01/09/23 ........... 815 83,538
Jingrui Holdings Ltd., 12.00%
,
12/31/49
(c)(e)(m)
.............. 470 30,550
Modern Land China Co. Ltd.
(b)(c)(e)(l)(m)
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 303 14,296
Security
Par (000)
Par (000) Value
China (continued)
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... USD 675 $ 30,146
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 315 13,406
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 154,050
NXP BV
3.40%, 05/01/30 ............ 503 450,751
5.00%, 01/15/33 ............ 923 899,025
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)(e)(m)
.............. 400 46,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 173,800
Ronshine China Holdings Ltd.
(c)(e)(m)
6.75%, 08/05/24 ............ 440 29,700
7.10%, 01/25/25 ............ 723 48,803
Sinic Holdings Group Co. Ltd.
(c)(e)(m)
8.50%, 01/24/22 ............ 270 2,700
10.50%, 06/18/22 ........... 250 2,500
Yango Justice International Ltd.
(e)(m)
10.25%, 09/15/22 ........... 286 5,720
9.25%, 04/15/23
(c)
........... 327 6,540
7.88%, 09/04/24
(c)
........... 403 8,060
2,441,688
Colombia — 0.0%
AI Candelaria Spain SA, 7.50%
,
12/15/28
(c)
................ 257 233,938
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 515 389,160
Promigas SA ESP, 3.75%
,
10/16/29
(a)
220 173,704
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 513,520
1,310,322
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 193,486
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 303 294,478
France — 0.1%
BNP Paribas SA
(c)
3.38%, 01/23/26 ............ GBP 300 350,504
1.88%, 12/14/27 ............ 300 315,753
Faurecia SE, 2.75%
,
02/15/27
(c)
.... EUR 1,740 1,674,886
Sabena Technics SAS (Acquired
10/28/22, cost $1,931,297), (3M
EURIBOR + 5.00%), 6.58%
,
09/30/29
(b)(d)(h)
.............. 1,969 2,135,380
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 300 350,587
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 300 337,647
5,164,757
Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 4,713 4,283,226
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 7.29%
,
01/15/27
(a)(b)
.... 2,093 2,218,787
Caresyntax, Inc., 0.00%
,
12/31/24
(d)(n)
USD 246 265,123
Deutsche Telekom International
Finance BV, 2.49%
,
09/19/23
(a)
.. 510 504,428

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 1,698 $ 1,616,820
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(a)(b)(l)
.............. 272 199,178
Project Champion, (6M EURIBOR +
9.50%), 10.25%
,
03/31/31
(b)(d)
... 2,200 2,314,323
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 3,019 2,954,880
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 116,267
4.25%, 10/09/25 ............ 200 239,565
14,712,597
Guatemala — 0.0%
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 364 323,604
Hong Kong — 0.0%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(o)
.... 400 342,000
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 298,910
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 163,500
804,410
India — 0.0%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 193,163
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 264,750
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
188 169,341
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 250 241,250
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 238,995
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 298,181
REI Agro Ltd.
(e)(m)(p)
5.50%, 11/13/14
(a)
........... 5,549 46,028
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 30 27,934
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 160,162
8.95%, 03/11/25
(a)
........... 359 218,990
1,858,794
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 539 524,615
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 165 146,169
Minejesa Capital BV, 4.63%
,
08/10/30 416 365,086
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 171,038
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 259,470
1,466,378
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(c)
.............. 229 222,130
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 224 222,502
Security
Par (000)
Par (000) Value
Israel (continued)
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 1,221 $ 1,336,966
7.88%, 09/15/31 ............ 889 989,853
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 240 251,220
3,022,671
Italy — 0.3%
(a)
Castor SpA
6.00%, 02/15/29 ............ EUR 628 603,197
(3-mo. EURIBOR at 5.25% Floor +
5.25%), 8.21%, 02/15/29
(b)
... 2,003 2,070,670
Fiber Bidco SpA
(3-mo. EURIBOR + 6.00%), 9.01%,
10/25/27
(b)
.............. 773 842,510
11.00%, 10/25/27 ........... 1,174 1,365,510
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 8.52%
,
04/30/27
(b)
................ 5,566 5,251,605
Marcolin SpA, 6.13%
,
11/15/26 .... 2,281 2,075,472
Shiba Bidco SpA, 4.50%
,
10/31/28 .. 2,304 2,014,567
14,223,531
Japan — 0.0%
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 455 432,250
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ 1,091 1,102,756
1,535,006
Kuwait — 0.0%
Equate Petrochemical BV
4.25%, 11/03/26
(c)
........... 267 258,957
2.63%, 04/28/28
(a)
........... 289 255,006
513,963
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,664 1,915,478
INEOS Finance plc
3.38%, 03/31/26
(c)
........... 710 719,791
6.63%, 05/15/28
(a)
........... 957 1,046,703
6.75%, 05/15/28
(a)
........... USD 2,010 1,940,657
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... EUR 1,769 1,772,676
7,395,305
Macau — 0.0%
Sands China Ltd., 4.88%
,
06/18/30
(q)
. USD 200 177,250
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 253,840
431,090
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 181,037
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 287,814
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 272,869
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 198,100
939,820
Mexico — 0.1%
Alpek SAB de CV
3.25%, 02/25/31
(a)
........... 200 161,663
3.25%, 02/25/31
(c)
........... 250 202,078

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Mexico (continued)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(o)
................ USD 253 $ 213,469
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 426 317,370
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 428 350,787
Grupo Bimbo SAB de CV
(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.28%), 5.95%
(a)
.......... 202 200,964
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.28%), 5.95%
(c)
.......... 458 455,653
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 463 353,639
Trust Fibra Uno, 4.87%
,
01/15/30
(c)
.. 370 310,869
2,566,492
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 558 509,280
Netherlands — 0.0%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 300 321,296
ING Groep NV, 3.00%
,
02/18/26
(c)
... 300 346,647
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(q)
............... USD 662 634,196
1,302,139
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26
(c)
........... 340 284,495
6.25%, 11/29/28
(a)
........... 303 241,794
526,289
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 200 184,100
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
200 165,475
349,575
Singapore — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 328,737
Puma International Financing SA,
5.13%
,
10/06/24
(a)
........... 404 377,740
706,477
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ 200 180,787
6.50%, 09/27/28 ............ 422 393,990
5.50%, 03/18/31 ............ 200 167,038
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
584 521,220
1,263,035
South Korea — 0.0%
Kookmin Bank, 2.50%
,
11/04/30
(c)
... 200 163,750
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 295,380
POSCO
(a)
5.63%, 01/17/26 ............ 200 202,752
5.75%, 01/17/28 ............ 200 204,962
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 422,203
SK Hynix, Inc.
6.38%, 01/17/28
(a)
........... 540 542,025
Security
Par (000)
Par (000) Value
South Korea (continued)
2.38%, 01/19/31
(c)
........... USD 250 $ 186,543
2,017,615
Spain — 0.0%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 1,000 1,145,511
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. 600 742,598
1,888,109
Sweden — 0.1%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 300 318,045
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 500,795
3.25%, 02/15/27
(c)
........... 940 902,195
9.25%, 10/15/27
(a)
........... 1,014 1,178,101
7.13%, 02/01/28
(a)
........... 513 555,375
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,295 1,165,731
4,620,242
Switzerland — 0.2%
Credit Suisse AG
7.95%, 01/09/25 ............ USD 878 892,496
3.70%, 02/21/25 ............ 1,223 1,160,083
2.95%, 04/09/25 ............ 963 893,702
5.00%, 07/09/27 ............ 956 920,150
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 0.83%), 1.01%
,
07/30/24
(a)(b)
............... 4,037 3,956,724
7,823,155
Thailand — 0.0%
(c)
Bangkok Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 3.73%
,
09/25/34
(b)
................ 200 169,454
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 164,050
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)
................ 200 174,500
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(o)
...................... 282 248,125
Muang Thai Life Assurance PCL, (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%
,
01/27/37
(b)
........... 400 347,450
1,103,579
Turkey — 0.1%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(e)(f)(m)(p)
........... 21,400 2,114,320
Ukraine — 0.0%
Metinvest BV, 7.65%
,
10/01/27
(c)
... 202 116,213
United Arab Emirates — 0.1%
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 228,116
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(o)
... 404 401,728

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
MAF Global Securities Ltd.
(c)
4.75%, 05/07/24 ............ USD 460 $ 454,192
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.54%), 6.38%
(b)(o)
......... 202 195,852
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 1,145 1,139,132
2,419,020
United Kingdom — 0.7%
Astrazeneca Finance LLC, 1.20%
,
05/28/26 ................. 496 451,684
AstraZeneca plc, 0.70%
,
04/08/26 .. 1,756 1,580,287
Barclays plc
(c)
3.00%, 05/08/26 ............ GBP 300 340,228
3.25%, 02/12/27 ............ 300 336,162
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... 2,882 3,021,950
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 3,311,898
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ GBP 547 679,833
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 1,584 1,258,195
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 2,848 2,677,120
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 5,182 5,317,614
HSBC Holdings plc, (Sterling Overnight
Index Average + 1.31%), 1.75%
,
07/24/27
(b)
................ 400 431,852
Informa plc, 3.13%
,
07/05/26
(c)
..... 300 343,299
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 1,644 1,921,566
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,512 1,511,594
6.50%, 02/15/27 ............ GBP 1,817 1,994,766
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 600 703,318
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,023,106
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 300 344,412
(BPSW1 + 2.01%), 3.13%, 03/28/27 300 341,192
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 300 349,315
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... 3,019 3,482,163
32,421,554
United States — 3.5%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 319 284,554
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 889 665,959
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 4,442 4,442,000
7.25%, 08/15/27 ............ 431 429,060
Alliant Energy Corp., 3.88%
,
03/15/26
(a)
(p)
...................... 665 687,223
American Tower Corp.
2.10%, 06/15/30 ............ 503 410,963
2.70%, 04/15/31 ............ 1,651 1,384,594
Amgen, Inc.
5.50%, 12/07/26
(c)
........... GBP 300 374,531
5.15%, 03/02/28 ............ USD 2,193 2,239,100
2.30%, 02/25/31 ............ 502 422,483
Security
Par (000)
Par (000) Value
United States (continued)
2.00%, 01/15/32 ............ USD 503 $ 409,467
3.35%, 02/22/32 ............ 1,526 1,377,221
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 305 305,037
Aptiv plc, 3.25%
,
03/01/32 ........ 503 438,070
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 376 372,625
2.00%, 09/01/28
(c)
........... EUR 3,019 2,696,560
AT&T, Inc.
1.70%, 03/25/26 ............ USD 737 678,040
2.90%, 12/04/26 ............ GBP 600 686,042
5.50%, 03/15/27
(c)
........... 300 372,349
Autodesk, Inc., 3.50%
,
06/15/27 .... USD 941 900,320
AvalonBay Communities, Inc., 5.00%
,
02/15/33 ................. 673 682,719
Bank of America Corp.
(b)
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31 .......... 1,140 965,500
(1-Day SOFR + 2.15%), 2.59%,
04/29/31 ............... 799 676,643
(1-Day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 196,477
(1-Day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 578,249
(1-Day SOFR + 1.32%), 2.69%,
04/22/32 ............... 1,278 1,066,522
(1-Day SOFR + 1.21%), 2.57%,
10/20/32 ............... 573 468,320
Becton Dickinson & Co., 3.70%
,
06/06/27 ................. 1,147 1,108,181
Broadcom, Inc.
4.15%, 11/15/30 ............ 502 465,560
2.45%, 02/15/31
(a)
........... 583 477,313
4.30%, 11/15/32 ............ 1,397 1,287,115
3.42%, 04/15/33
(a)
........... 2,013 1,684,296
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 633 509,565
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 484 467,467
Citigroup, Inc.
1.75%, 10/23/26 ............ GBP 457 499,336
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... USD 251 233,917
(1-Day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 933 796,323
(1-Day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 1,007 849,616
(1-Day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 557,528
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 640 566,147
Crown Castle, Inc., 4.00%
,
03/01/27 . 706 683,931
CVS Health Corp.
3.25%, 08/15/29 ............ 978 894,412
3.75%, 04/01/30 ............ 502 469,618
1.75%, 08/21/30 ............ 1,341 1,090,161
2.13%, 09/15/31 ............ 998 815,836
Dell International LLC, 5.25%
,
02/01/28 894 902,688
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 2,043 1,982,380
Edison International, 6.95%
,
11/15/29 502 543,069
Elevance Health, Inc., 3.65%
,
12/01/27 1,274 1,231,111
Energy Transfer LP, 4.20%
,
09/15/23 473 471,267

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ USD 200 $ 200,796
7.50%, 06/01/30 ............ 100 96,875
Equinix, Inc.
2.90%, 11/18/26 ............ 726 675,141
1.55%, 03/15/28 ............ 1,053 891,917
Freed Corp., 10.00%
,
12/0 7 /23
(d)
... 3,711 3,627,219
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 1,177 1,132,863
8.25%, 04/15/25 ............ 503 464,646
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,774 1,612,743
5.00%, 05/01/28 ............ 179 155,329
8.75%, 05/15/30 ............ 2,184 2,175,286
8.63%, 03/15/31 ............ 1,810 1,772,352
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,830 1,633,612
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,168,870
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 71,890
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 276,936
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 620 623,224
7.13%, 09/30/30 ............ 1,411 1,403,945
General Motors Financial Co., Inc.,
2.70%
,
06/10/31 ............ 2,068 1,656,677
Gilead Sciences, Inc., 2.95%
,
03/01/27 1,203 1,144,644
Goldman Sachs Group, Inc. (The)
7.25%, 04/10/28 ............ GBP 300 398,986
(1-Day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 1,007 804,416
(1-Day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 754 628,074
(1-Day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 847 687,666
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 1,129 577,737
HCA, Inc.
5.88%, 02/15/26 ............ 668 677,891
3.50%, 09/01/30 ............ 1,295 1,153,444
Healthpeak OP LLC, 5.25%
,
12/15/32 298 298,869
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,563,412
Humana, Inc., 0.65%
,
08/03/23 .... 480 473,208
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 700 788,008
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... USD 242 224,960
(1-Day SOFR + 1.51%), 2.74%,
10/15/30 ............... 754 658,219
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 1,007 799,216
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
114 109,725
Kraft Heinz Foods Co.
4.13%, 07/01/27
(c)
........... GBP 200 238,019
6.75%, 03/15/32
(q)
........... USD 134 149,861
Lessen, Inc., (3-mo. CME Term SOFR
+ 5.00%), 9.51%
,
01/05/28
(a)(b)(d)
.. 4,681 4,493,567
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(p)
............... 884 486,200
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 1,626 1,069,095
Security
Par (000)
Par (000) Value
United States (continued)
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ USD 475 $ 477,711
2.63%, 04/01/31 ............ 503 429,914
3.75%, 04/01/32 ............ 1,495 1,380,408
5.00%, 04/15/33 ............ 932 932,263
Marvell Technology, Inc., 4.20%
,
06/22/23 ................. 300 298,719
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 4,252 4,252,000
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 1,155 1,206,904
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 260 225,550
Medtronic Global Holdings SCA,
4.25%
,
03/30/28 ............ 1,210 1,208,072
Microchip Technology, Inc., 0.97%
,
02/15/24 ................. 1,095 1,051,197
Morgan Stanley
(b)
(1-Day SOFR + 1.14%), 2.70%,
01/22/31 ............... 102 87,843
(1-Day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 217,439
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 134 121,605
5.50%, 08/15/28 ............ 1,040 891,800
5.13%, 12/15/30 ............ 914 702,340
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 494 456,915
Newmont Corp., 2.60%
,
07/15/32 ... 754 631,087
Olympus Water US Holding Corp.,
7.13%
,
10/01/27
(a)
........... 613 575,607
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,263,169
Oracle Corp.
2.30%, 03/25/28 ............ 1,263 1,130,288
2.95%, 04/01/30 ............ 794 701,066
4.65%, 05/06/30 ............ 203 197,666
2.88%, 03/25/31 ............ 1,792 1,533,418
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 970 955,840
3.25%, 02/16/24 ............ 42 41,131
5.45%, 06/15/27 ............ 108 106,864
6.15%, 01/15/33 ............ 835 857,021
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 998 790,915
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(d)
. 3,194 3,130,120
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
2,920 2,312,552
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 392,107
Prologis LP, 2.25%
,
01/15/32 ...... 318 261,556
Rand Parent LLC, 8.50%
,
02/15/30
(a)
3,062 2,878,280
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 1,150 1,155,041
Republic Services, Inc., 4.88%
,
04/01/29 ................. 460 464,976
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 2,080 1,959,360
7.38%, 09/01/25 ............ 615 549,499
11.25%, 12/15/27 ........... 819 763,177
Seagate HDD Cayman, 9.63%
,
12/01/32
(a)
................ 1,235 1,384,024
Service Properties Trust
4.35%, 10/01/24 ............ 136 130,085

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
4.50%, 03/15/25 ............ USD 485 $ 445,656
7.50%, 09/15/25 ............ 817 806,173
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 335 332,186
Southern California Edison Co.
1.10%, 04/01/24 ............ 466 447,931
5.95%, 11/01/32 ............ 630 682,445
Spirit AeroSystems, Inc., 7.50%
,
04/15/25
(a)
................ 150 150,000
Sprint LLC, 7.88%
,
09/15/23 ...... 1,705 1,717,607
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 480 476,346
Steel Dynamics, Inc., 5.00%
,
12/15/26 101 100,829
Stem, Inc., 0.50%
,
12/01/28
(a)(p)
.... 166 93,782
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,292 2,007,925
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 9.66%
,
09/30/24
(a)(b)
2,870 2,784,180
T-Mobile USA, Inc.
3.88%, 04/15/30 ............ 251 235,517
3.50%, 04/15/31 ............ 754 677,973
2.70%, 03/15/32 ............ 1,169 984,710
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 1,269 1,201,497
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 348 358,116
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 373 380,460
Union Pacific Corp., 3.00%
,
04/15/27 935 891,998
UnitedHealth Group, Inc.
4.25%, 01/15/29 ............ 3,144 3,120,792
5.35%, 02/15/33 ............ 2,014 2,140,463
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,227 1,190,190
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 1,103 1,081,172
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 122,089
1.13%, 11/03/28 ............ 300 301,652
3.15%, 03/22/30 ............ USD 1,507 1,372,739
2.55%, 03/21/31 ............ 3,220 2,743,090
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
901 795,002
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 1,303 1,223,517
VICI Properties LP, 5.63%
,
05/01/24
(a)
200 198,251
Vistra Operations Co. LLC
(a)
5.13%, 05/13/25 ............ 650 633,442
5.63%, 02/15/27 ............ 2,339 2,269,683
VMware, Inc., 2.20%
,
08/15/31 .... 503 398,230
Western Digital Corp., 1.50%
,
02/01/24
(p)(q)
............... 2,120 2,043,680
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 102 100,088
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 2,764 2,607,765
159,085,708
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,094 1,086,949
6.88%, 10/15/27 ............ 1,012 979,110
2,066,059
Total Corporate Bonds — 7.0%
(Cost: $382,410,187) ............................. 320,071,544
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
7.60%
,
 10/02/28
(b)(d)
.......... EUR 3,708 $ 2,734,736
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (1-mo. EURIBOR +
5.00%), 7.91%
,
 12/22/25
(b)
..... 6,255 6,664,472
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
6.13%
,
 11/17/27
(b)
........... 7,151 7,494,670
Germany — 0.0%
Iris BidCo GmbH, Facility Term Loan
B, (3-mo. EURIBOR + 5.00%),
7.49%
,
 06/29/28
(b)
........... 2,856 2,647,661
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Facility Term
Loan, (SONIA 6 Month + 7.00%),
11.18%
,
 07/06/27 ........... GBP 1,324 1,522,909
Vita Global FinCo Ltd., Term Loan,
(6-mo. EURIBOR + 7.00%),
9.44%
,
 01/01/28 ............ EUR 2,206 2,228,530
3,751,439
Luxembourg — 0.2%
(b)
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw Term
Loan, (3-mo. LIBOR USD + 9.25%),
13.93%
,
 01/01/28
(d)
.......... USD 494 488,647
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(3-mo. LIBOR USD + 11.50%),
13.98%
,
 01/01/28
(d)
.......... 3,180 3,148,254
Speed Midco 3 SARL, Facility Term
Loan B, 05/16/29
(r)
........... EUR 4,767 5,131,172
8,768,073
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(6-mo. EURIBOR + 4.50%),
6.61%
,
 01/01/28
(d)
........... 5,188 5,218,010
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 5.00%),
7.75%
,
 10/14/27 ............ 3,032 2,826,801
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.10%
,
 01/31/29 ............ 9,179 9,357,498
17,402,309
Spain — 0.1%
Challenger, Term Loan, (1-
mo. EURIBOR + 3.25%),
5.16%
,
 01/01/28
(b)(d)
.......... 5,701 6,074,202
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (3-mo. EURIBOR + 5.25%),
8.23%
,
 03/16/29
(b)
........... 2,156 2,199,364

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom — 0.2%
(b)(d)
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 01/01/28 . GBP 1,595 $ 1,948,918
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 01/01/28 . 4,864 5,942,464
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 01/01/28 . 280 342,307
8,233,689
United States — 1.7%
ACProducts Holdings, Inc., Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.41%
,
 05/17/28
(b)
..... USD —
(s)
1
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.75%),
9.53%
,
 02/02/26
(b)
........... 2,446 2,329,938
Alorica, Inc., Term Loan, (6-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 11.57%
,
 12/21/27
(b)(d)
.... 2,740 2,712,828
Altar BidCo, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.10%), 5.50% -
7.99%
,
 02/01/29
(b)
........... —
(s)
80
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
2,355 2,061,008
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.05%
,
 12/30/27
(b)
.......... 724 624,274
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
14.48%
,
 12/15/27
(b)
.......... 100 24,070
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.33%
,
 04/05/28
(b)
589 236,524
CML ST Regis Aspen, Term Loan,
( 1 -mo. LIBOR USD at 0.10% Floor +
2.90%), 0.00% - 7.46%
,
 01/01/28
(b)(d)
3,815 3,664,783
CML Trigrams, Term Loan, (1-
mo. LIBOR USD + 2.25%),
3.13%
,
 09/15/24
(b)(d)
.......... 6,496 6,439,647
DirecTV Financing LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
5.00%), 9.84%
,
 08/02/27
(b)
..... 1,233 1,183,918
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
5.25%), 10.09%
,
 12/21/28
(b)
..... 808 718,230
DS Parent, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 10.79%
,
 12/10/28
(b)
..... 1,222 1,176,738
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.42%
,
 05/01/28
(b)
2,068 2,048,246
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.16%
,
 12/29/27
(b)
969 911,303
Galaxy Brands, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor +
5.75%), 9.07%
,
 01/01/38
(b)(d)
.... 4,737 4,559,321
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.59%
,
 08/31/27
(b)
........... 2,758 1,560,292
Security
Par (000)
Par (000) Value
United States (continued)
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 8.00%),
11.29%
,
 07/20/26
(b)(d)
......... USD 3,503 $ 3,481,760
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 6.64%
,
 06/22/26
(b)
..... 4,434 4,426,311
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 5.50%), 10.35%
,
 10/25/28
(b)
(d)
...................... 601 522,971
Indicor LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 11/22/29
(b)
..... 2,349 2,328,023
J&J Ventures Gaming LLC, Term Loan,
(3-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.16%
,
 04/26/28
(b)
..... 906 874,917
Jack Ohio Finance LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.59%
,
 10/04/28
(b)
..... 467 447,469
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.02%
,
 12/22/26
(b)
.......... 429 413,692
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. LIBOR
USD at 1.00% Floor + 7.50%),
12.45%
,
 09/03/26
(b)
.......... 776 522,607
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.00%
,
 01/24/30
(b)
119 88,714
Nielsen Consumer, Inc., Term Loan B,
03/06/28
(b)(r)
............... EUR 7,086 6,973,926
OD Intermediate SUBI Holdco
II LLC, Term Loan, 0.00% -
10.00%
,
 04/01/26
(d)(t)
......... USD 4,946 4,663,737
OVG Business Services LLC, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 6.25%), 11.10%
,
 11/20/28
(b)
(d)
...................... 1,585 1,537,172
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.10%
,
 03/04/25
(b)
1,317 1,302,362
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.57%
,
 04/27/28
(b)
2,450 1,914,439
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.56%
,
 04/27/29
(b)
1,749 975,814
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. LIBOR
USD at 0.75% Floor + 4.00%),
8.83%
,
 03/16/27
(b)
........... 1,767 1,720,413
Sheraton Austin, Term Loan, (1-mo.
LIBOR USD at 0.25% Floor +
3.48%), 0.00% - 8.14%
,
 01/01/28
(b)(d)
3,499 3,374,147
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.31%
,
 04/03/28
(b)
..... 935 615,752
Sonder Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 12.60% 01/19/27
(b)(d)
.... 4,888 4,398,783
The Vinoy St. Petersburg, Term Loan,
(1-mo. LIBOR USD at 0.39% Floor +
2.67%), 0.00% - 7.40%
,
 01/01/38
(b)(d)
4,725 4,551,000

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.05%
,
 01/21/29
(b)
..... USD 970 $ 950,223
76,335,433
Total Floating Rate Loan Interests — 3.1%
(Cost: $153,602,467) ............................. 142,306,048
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(c)
................ 283 262,712
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ 552 531,576
4.63%, 11/02/31 ............ 404 308,919
8.88%, 01/13/33 ............ 439 442,841
5.88%, 05/28/45 ............ 278 190,430
1,473,766
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ 561 520,389
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... 533 524,772
Petroleos Mexicanos
6.50%, 03/13/27 ............ 505 456,318
8.75%, 06/02/29 ............ 540 499,176
5.95%, 01/28/31 ............ 605 460,344
6.70%, 02/16/32 ............ 696 551,789
2,492,399
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... 202 191,749
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 155,641
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 516,838
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 201,332
Total Foreign Agency Obligations — 0.1%
(Cost: $5,884,954) .............................. 5,814,826
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 875 241,166
0.50%, 07/09/30
(q)
........... 8,318 2,391,325
1.50%, 07/09/35
(q)
........... 10,268 2,644,017
3.88%, 01/09/38
(q)
........... 3,485 1,076,540
6,353,048
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
341 304,342
Security
Par (000)
Par (000) Value
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 31 $ 5,896,662
10.00%, 01/01/27 ........... 14 2,528,950
8,425,612
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 22,022,133
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 551 485,156
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ............ 869 832,502
3.88%, 04/25/27 ............ 441 400,290
5.75%, 11/03/27 ............ COP 6,721,300 1,165,317
7.00%, 03/26/31 ............ 11,270,700 1,861,940
3.13%, 04/15/31 ............ USD 1,110 846,930
7.00%, 06/30/32 ............ COP 28,264,400 4,500,971
8.00%, 04/20/33 ............ USD 512 525,056
10,133,006
Czech Republic — 0.3%
Czech Republic
5.50%, 12/12/28 ............ CZK 48,380 2,309,932
5.00%, 09/30/30 ............ 180,700 8,490,434
1.20%, 03/13/31 ............ 103,860 3,689,975
14,490,341
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... USD 359 363,555
5.95%, 01/25/27
(c)
........... 505 496,099
5.50%, 02/22/29
(a)
........... 303 284,498
4.50%, 01/30/30
(a)
........... 576 500,328
7.05%, 02/03/31
(a)
........... 165 165,928
4.88%, 09/23/32
(a)
........... 929 787,792
2,598,200
Egypt — 0.0%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 268 155,239
7.50%, 02/16/61 ............ 303 162,730
317,969
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... 289 281,197
5.25%, 08/10/29
(c)
........... 560 544,180
5.25%, 08/10/29
(a)
........... 264 256,542
3.70%, 10/07/33
(c)
........... 481 399,020
1,480,939
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 90 89,933
5.25%, 06/16/29
(a)
........... 535 523,631
613,564
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 237,817
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 278,281
Republic of Indonesia
4.65%, 09/20/32 ............ 1,060 1,056,142

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Indonesia (continued)
8.25%, 05/15/36 ............ IDR 61,995,000 $ 4,568,640
7.13%, 06/15/38 ............ 122,529,000 8,278,399
14,181,462
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ USD 940 899,580
Mexico — 0.6%
United Mexican States
3.75%, 01/11/28 ............ 496 477,648
8.50%, 05/31/29 ............ MXN 755 4,125,253
2.66%, 05/24/31 ............ USD 1,072 897,264
7.75%, 05/29/31 ............ MXN 3,084 16,040,361
4.88%, 05/19/33 ............ USD 212 203,202
7.50%, 05/26/33 ............ MXN 1,369 6,914,698
6.35%, 02/09/35 ............ USD 200 212,800
28,871,226
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ 239 243,780
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 325 267,312
7.63%, 11/28/47
(c)
........... 487 311,680
578,992
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ 505 465,863
6.75%, 01/17/48 ............ 605 572,481
1,038,344
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 983 941,100
3.16%, 01/23/30 ............ 654 572,986
6.40%, 02/14/35 ............ 557 579,558
2,093,644
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(a)
........... 200 192,725
5.60%, 03/13/48
(c)
........... 427 377,308
5.40%, 03/30/50
(c)
........... 639 547,663
1,117,696
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 497 423,941
1.86%, 12/01/32 ............ 947 714,867
1,138,808
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 467 319,946
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 ............ 217 216,073
4.25%, 02/14/43
(c)
........... EUR 290 304,985
5.50%, 04/04/53 ............ USD 332 334,905
855,963
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 534 525,322
Security
Par (000)
Par (000) Value
Romania (continued)
2.88%, 03/11/29
(c)
........... EUR 553 $ 509,507
2.50%, 02/08/30
(c)
........... 582 503,365
2.12%, 07/16/31
(c)
........... 327 258,438
1,796,632
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(a)
........... USD 356 360,272
4.50%, 04/17/30
(c)
........... 621 618,399
2.25%, 02/02/33
(c)
........... 461 378,539
5.00%, 01/18/53
(a)
........... 480 445,740
1,802,950
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 252,015
South Africa — 0.3%
Republic of South Africa
4.85%, 09/30/29 ............ 439 392,905
8.00%, 01/31/30 ............ ZAR 56,394 2,884,128
8.25%, 03/31/32 ............ 37,832 1,852,399
5.88%, 04/20/32 ............ USD 424 384,250
9.00%, 01/31/40 ............ ZAR 145,232 6,627,504
8.75%, 01/31/44 ............ 25,597 1,112,752
5.00%, 10/12/46 ............ USD 701 483,690
13,737,628
Spain — 3.0%
(a)(c)
Bonos y Obligaciones del Estado
2.55%, 10/31/32 ............ EUR 61,076 62,362,062
3.15%, 04/30/33 ............ 52,981 56,567,297
3.90%, 07/30/39 ............ 5,718 6,356,317
2.90%, 10/31/46 ............ 5,530 5,240,428
Kingdom of Spain, 3.45%
,
07/30/66 . 5,692 5,638,940
136,165,044
Ukraine — 0.0%
Ukraine Government Bond
(e)(m)
7.75%, 09/01/25
(c)
........... USD 303 60,278
7.75%, 09/01/26
(c)
........... 855 154,327
7.25%, 03/15/35
(a)
........... 742 126,743
341,348
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 549 601,430
Total Foreign Government Obligations — 6.0%
(Cost: $286,418,403) ............................. 273,498,615
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(g)
................... 9,785 1,266,766
Industrial Select Sector SPDR Fund
(g)
28,211 2,854,389
Invesco QQQ Trust 1, Series 1
(g)
.... 72,600 23,299,518
iShares 0-5 Year TIPS Bond ETF
(f)(g)
. 45,255 4,490,653
iShares Biotechnology ETF
(f)(g)
..... 4,626 597,494
iShares China Large-Cap ETF
(f)(g)
... 17,063 503,870
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(g)
............... 125,100 9,451,305
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(g)
....... 163,470 17,917,947
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(g)
......... 67,651 5,836,928

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
iShares Latin America 40 ETF
(f)
.... 86,975 $ 2,076,093
iShares MSCI Brazil ETF
(f)(g)
....... 98,551 2,698,326
iShares MSCI Emerging Markets ETF
(f)
(g)
...................... 12,710 501,537
KraneShares CSI China Internet ETF
(e)
(g)
...................... 222,178 6,929,732
SPDR Bloomberg High Yield Bond
ETF
(g)
................... 20,062 1,862,155
SPDR Gold Shares
(e)(i)(j)
.......... 56,276 10,310,889
SPDR S&P 500 ETF Trust
(g)
....... 13,200 5,403,948
SPDR S&P Metals & Mining ETF
(g)
.. 13,947 741,423
United States Oil Fund LP
(e)
....... 20,604 1,368,930
VanEck Semiconductor ETF
(e)(g)
.... 6,571 1,729,422
Total Investment Companies — 2.2%
(Cost: $100,402,725) ............................. 99,841,325
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 Day Average + 3.40%),
7.96%, 01/25/42
(a)(b)
.......... USD 482 437,322
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 15,436 12,492,036
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 6,083 5,320,132
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,567,121
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 2,367 2,269,928
Series 2021-VFN1,  3.00%,
08/28/28 ............... 1,465 962,107
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.36%, 10/25/39
(a)(b)
2,978 2,946,130
TVC DSCR, 2.38%, 02/01/51
(a)(d)
... 6,617 6,159,073
TVC Holding, 2.38%, 02/01/51
(d)
.... 1,654 1,442,903
33,596,752
Commercial Mortgage-Backed Securities — 2.2%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.99%,
01/19/37
(a)(b)
............... 1,095 1,071,106
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.20%, 12/15/34
(a)(b)
1,913 1,746,665
Security
Par (000)
Par (000) Value
United States — 2.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... USD 1,182 $ 983,766
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. LIBOR USD
at 3.10% Floor + 3.10%), 7.78%,
04/15/34
(a)(b)
............... 1,364 1,038,158
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 216,489
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.60%,
04/14/33 ............... 255 224,132
Series 2018-DSNY, Class A, (1-mo.
LIBOR USD at 0.85% Floor +
0.85%), 5.54%, 09/15/34 .... 590 576,526
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
LIBOR USD at 1.05% Floor and
10.80% Cap + 1.05%), 5.55%,
11/25/35 ............... 114 101,859
Series 2006-3A, Class M1, (1-mo.
LIBOR USD at 0.34% Floor +
0.51%), 5.36%, 10/25/36 .... 130 119,840
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (1-mo. LIBOR USD
at 2.50% Floor + 2.63%), 7.31%,
08/15/36
(a)(b)
............... 435 426,763
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 5.43%, 04/15/36 .... 469 445,701
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.78%, 04/15/36 .... 1,204 1,143,500
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.03%, 04/15/36 .... 1,500 1,416,634
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.28%, 04/15/36 .... 1,378 1,286,837
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/36 .... 1,194 1,107,951
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.58%, 04/15/36 .... 1,141 1,069,873
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 8.48%, 04/15/36 .... 1,291 1,209,969
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 9.59%, 04/15/36 .... 915 858,546
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
LIBOR USD at 1.25% Floor +
1.25%), 5.93%, 07/15/35 .... 1,722 1,655,923
Series 2018-ATLS, Class C, (1-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.58%, 07/15/35 .... 653 618,898
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 6.60%, 05/15/39
(a)(b)
.... 554 537,712

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. USD 1,000 $ 912,662
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 5.86%, 10/15/36 ... 555 548,755
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.41% Floor
+ 2.41%), 7.24%, 10/15/36 ... 2,197 2,113,507
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 7.59%, 10/15/36 ... 3,045 2,910,395
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.36% Floor
+ 3.36%), 8.19%, 10/15/37 ... 329 305,984
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.02%), 5.85%, 02/15/33 ... 4,847 4,701,948
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.09%, 02/15/33 ... 2,843 2,757,265
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.36% Floor
+ 4.36%), 9.19%, 02/15/33 ... 1,877 1,820,606
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 06/15/38 .... 2,305 2,123,241
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 05/15/38 .... 2,658 2,391,325
Series 2021-XL2, Class A, (1-mo.
LIBOR USD at 0.69% Floor +
0.69%), 5.37%, 10/15/38 .... 670 641,872
Series 2021-XL2, Class F, (1-mo.
LIBOR USD at 2.24% Floor +
2.24%), 6.93%, 10/15/38 .... 3,375 3,131,288
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,415,754
Series 2021-ARIA, Class E, (1-mo.
LIBOR USD at 2.25% Floor +
2.24%), 6.93%, 10/15/36 .... 2,038 1,833,670
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.36% Floor
+ 2.36%), 7.19%, 01/15/34 ... 745 696,318
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.94%, 01/15/34 ... 1,160 1,063,359
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.83%, 12/15/37
(a)(b)
.... 449 433,622
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. LIBOR USD at
0.90% Floor + 0.90%), 5.58%,
11/15/37
(a)(b)
............... 1,434 1,397,269
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2015-RPL1,  (1-Day SOFR +
0.03%), 4.61%, 02/15/24
(b)
... 2,798 2,738,580
Series 2019-ICE4, Class C, (1-mo.
LIBOR USD at 1.43% Floor +
1.43%), 6.11%, 05/15/36
(b)
... 470 461,513
Series 2019-ICE4, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.28%, 05/15/36
(b)
... 1,565 1,529,482
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-ICE4, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.83%, 05/15/36
(b)
... USD 1,390 $ 1,344,655
Series 2019-ICE4, Class F, (1-mo.
LIBOR USD at 2.65% Floor +
2.65%), 7.33%, 05/15/36
(b)
... 2,078 2,020,032
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,073 963,849
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.64%,
11/15/48
(b)
.............. 166 150,732
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,697,656
CSMC Trust, Series 2020-FACT, Class
E, (1-mo. LIBOR USD at 4.86%
Floor + 4.86%), 9.55%, 10/15/37
(a)(b)
338 301,624
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.49%, 05/15/35 .... 192 188,506
Series 2018-BIOD, Class D, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 5.98%, 05/15/35 .... 480 466,262
Series 2018-BIOD, Class F, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.68%, 05/15/35 .... 1,719 1,641,062
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (1-mo.
LIBOR USD at 1.35% Floor +
1.45%), 6.21%, 12/19/30 .... 562 548,874
Series 2018-GLKS, Class C, (1-mo.
LIBOR USD at 1.75% Floor +
1.85%), 6.61%, 12/19/30 .... 447 434,543
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
LIBOR USD at 2.67% Floor +
2.67%), 7.35%, 11/15/38
(a)(b)
.... 1,460 1,337,045
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 6.94%, 07/15/38 .... 3,072 2,925,681
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.54%, 07/15/38 .... 2,148 2,029,128
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
LIBOR USD at 2.35% Floor +
2.35%), 7.03%, 02/15/38
(a)(b)
.... 270 187,443
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
LIBOR USD at 2.94% Floor +
2.94%), 7.62%, 11/15/36 ..... 2,822 2,587,594
Series 2021-IP, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.63%, 10/15/36 .... 357 336,709
Series 2021-ROSS, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.83%, 05/15/26 .... 381 342,642
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.02%, 08/15/39 ... 324 324,236
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 977,666

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... USD 315 $ 268,633
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 493,001
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. LIBOR USD at 2.25% Floor
+ 2.50%), 7.20%, 07/05/33 ... 438 368,045
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.13%, 04/15/38 .... 1,975 1,856,747
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.63%, 04/15/38 .... 866 810,868
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.01%, 08/15/39 ... 429 426,307
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 550,355
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class A, (1-mo. CME
Term SOFR at 0.66% Floor +
0.66%), 5.49%, 12/15/37
(a)(b)
.... 454 439,876
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. LIBOR USD at 2.75%
Floor + 2.75%), 7.43%, 10/15/38
(a)(b)
344 323,687
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.64%, 11/15/38 ..... 380 365,623
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 8.69%, 11/15/38 ..... 3,624 3,354,598
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 9.93%, 11/15/38 ..... 3,898 3,552,937
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/38 .... 2,999 2,810,820
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.28%, 04/15/38 .... 576 535,348
MHP, Series 2021-STOR, Class G,
(1-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.43%, 07/15/38
(a)(b)
.... 870 790,672
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.33%, 05/15/48
(b)
........... 176 160,558
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 488,134
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.03%, 07/15/38
(a)(b)
.... 414 377,138
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
LIBOR USD at 0.73% Floor +
0.73%), 5.42%, 11/15/38 ..... 385 368,719
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFP, Class F, (1-mo.
LIBOR USD at 2.63% Floor +
2.62%), 7.31%, 11/15/38 ..... USD 2,175 $ 1,986,783
Series 2021-MFP2, Class F, (1-mo.
LIBOR USD at 2.62% Floor +
2.62%), 7.30%, 11/15/36 ..... 1,014 937,966
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 6.61%, 07/15/36
(a)(b)
724 663,690
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 278,485
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 491,851
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 845,205
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 827 741,000
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 590 513,911
98,574,388
101,392,159
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.27%,
02/15/54 ................. 14,140 957,002
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.72%,
12/12/53
(a)
................ 1,483 135,843
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.82%,
07/15/53 ............... 8,008 792,927
Series 2021-C59, Class XA, 1.53%,
04/15/54 ............... 6,412 544,188
2,429,960
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $151,706,859) ............................. 137,418,871
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(u)
............. 7,220 9,269,139
Total Other Interests — 0.2%
(Cost: $7,284,549) ................................ 9,269,139

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. LIBOR USD at
3.50% Floor + 1.02%), 5.81%
(b)(e)(o)
USD 900 $ 691,200
Total Capital Trusts — 0.0%
(Cost: $833,832) ................................ 691,200
Shares
Shares
Preferred Stocks — 3.0%
Brazil — 0.1%
Neon Payments Ltd.
(d)(e)
......... 10,763 5,471,048
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $9,000,423)
(d)(e)(h)
.. 82,140 12,991,663
Germany — 0.4%
Dr Ing hc F Porsche AG (Preference)
(e)
50,343 6,461,488
Volkswagen AG (Preference) ...... 3,011 410,918
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,547,351)
(d)(e)(h)
......... 1,420 9,021,369
15,893,775
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,311)
(d)(e)(h)
............ 1,380 2,448,438
Israel — 0.2%
(d)(e)(h)
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688) ..... 639,810 4,510,660
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $2,474,803) ..... 351,019 2,474,684
6,985,344
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $804,100)
(d)(e)(h)
... 6,817 713,872
United Kingdom — 0.0%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$6,197,921)
(d)(e)(h)
............ 163,645 2,093,417
United States — 1.9%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(p)
............. 9,335 10,877,609
Aptiv plc, Series A, 5.50%
(p)
....... 31,543 3,871,588
Boston Scientific Corp., Series A,
5.50% ................... 20,833 2,521,626
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$3,775,369)
(d)(e)(h)
............ 6,990 2,110,281
Caresyntax, Inc.
(d)(e)
............ 8,737 561,352
Cruise, Series G (Acquired 03/25/21,
cost $2,563,091)
(d)(e)(h)
......... 97,271 1,464,901
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,030,010)
(d)(e)(h)
.. 211,650 11,539,158
Databricks, Inc., Series G (Acquired
02/01/21, cost $3,419,476)
(d)(e)(h)
.. 57,837 3,153,273
Dream Finders Homes, Inc., 9.00%
(d)(e)
8,429 7,617,709
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,122,371)
(d)(e)(h)
.. 362,303 1,018,071
Security
Shares
Shares Value
United States (continued)
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$2,424,735)
(d)(e)(h)
............ 73,351 $ 3,418,890
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$689,703)
(d)(e)(h)
............. 11,096 517,185
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $3,136,443)
(d)(e)(h)
.. 1,719,824 5,279,860
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $677,436)
(d)(e)(h)
... 113,119 347,275
Lessen, Inc., Series B
(d)(e)
........ 188,594 2,442,292
Lessen, Inc., Series C
(d)(e)
........ 63,570 823,232
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $2,878,751)
(d)(e)(h)
.. 336,696 4,727,212
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $596,540)
(d)(e)(h)
... 29,827 418,771
Lookout, Inc., Series F (Acquired
09/19/14 - 10/22/14, cost
$7,673,753)
(d)(e)(h)
............ 671,775 2,989,399
MNTN Digital, Series D (Acquired
11/05/21, cost $1,673,918)
(d)(e)(h)
.. 72,889 706,294
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $1,646,873)
(d)(e)(h)
.. 239,716 2
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,167,122)
(d)(e)(h)
............ 242,823 1,291,818
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,355,632)
(d)(e)(h)
.. 51,690 1,239,526
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$2,333,656)
(d)(e)(h)
............ 102,196 1,691,344
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$3,134,751)
(d)(e)(h)
............ 58,878 3,738,164
SambaNova Systems, Inc., Series
D (Acquired 04/09/21, cost
$1,780,353)
(d)(e)(h)
............ 18,737 1,189,612
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $839,659)
(d)(e)(h)
... 55,904 398,037
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$2,149,052)
(d)(e)(h)
............ 360,289 2,388,716
Ursa Major Technologies, Inc., Series D
(Acquired 10/14/22, cost $292,529)
(d)
(e)(h)
..................... 44,138 292,635
Verge Genomics, Series B (Acquired
11/05/21, cost $2,013,552)
(d)(e)(h)
.. 378,004 1,984,521
Wells Fargo & Co., Series L, 7.50%
(g)(o)
(p)
...................... 1,367 1,607,934
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$2,397,628)
(d)(e)(h)
............ 152,099 4,632,936
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $449,221)
(d)
(e)(h)
..................... 10,967 440,435
87,301,658
Total Preferred Stocks — 3.0%
(Cost: $125,073,990) ............................. 133,899,215

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 11.17%, 10/30/40
(b)
147,134 $ 4,199,204
Total Trust Preferreds — 0.1%
(Cost: $4,078,012) .............................. 4,199,204
Total Preferred Securities — 3.1%
(Cost: $129,985,834) ............................. 138,789,619
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 2,207 140,006
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 15,118 557,487
697,493
Mortgage-Backed Securities — 9.6%
Uniform Mortgage-Backed Securities
(v)
3.00% ,  04/25/53 - 05/25/53 ... 38,223 34,309,483
3.50% ,  04/25/53 - 05/25/53 ... 233,084 216,657,076
4.50% ,  04/25/53 .......... 188,112 184,310,937
435,277,496
Total U.S. Government Sponsored Agency Securities
—
9.6%
(Cost: $429,317,977) ............................. 435,974,989
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 7,089 5,700,472
3.25%, 05/15/42
(w)
........... 17,220 15,886,399
3.38%, 08/15/42 ............ 9,136 8,577,566
4.00%, 11/15/52 ............ 13,292 14,105,817
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 70,682 70,080,568
0.50%, 04/15/24 ............ 40,640 39,984,288
0.13%, 04/15/27 ............ 12,182 11,602,712
0.63%, 07/15/32
(w)
........... 19,634 18,752,146
U.S. Treasury Notes
0.75%, 12/31/23
(j)
........... 9,545 9,265,443
4.00%, 12/15/25 ............ 32,462 32,588,805
Total U.S. Treasury Obligations — 5.0%
(Cost: $227,164,074) ............................. 226,544,216
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 21,152 13,402
Security
Shares
Shares Value
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 66,751 $ 2,172
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(h)
......... 24,748 147,498
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 10,869 1,087
148,585
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,233 1,550
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 10,960
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 7,262
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 42,220 4,222
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 27,885 524
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 41,063
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 1,570
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 1,721
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 4,729
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 2,003
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 12/23/28, Strike
Price USD 11.50)
(d)
.......... 77,370 4,642
Rotor Acquisition Corp. (Issued/
Exercisable 01/15/21, 1 Share for
1 Warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 30,984 2,479

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 $ 4,768
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 84,405 1
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 39,164 8,420
94,364
Total Warrants — 0.0%
(Cost: $1,088,018) .............................. 260,073
Total Long-Term Investments — 95.3%
(Cost: $4,370,015,325) ........................... 4,335,448,987
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.7%
(x)
Brazil - 0.5%
Federative Republic of Brazil Treasury
Bills, 9.24%
,
07/01/24 ......... BRL 123 20,919,066
Japan - 0.2%
Japan Treasury Bills, (0.25)%
,
04/04/23 JPY 1,474,250 11,103,391
Total Foreign Government Obligations — 0.7%
(Cost: $32,768,252) .............................. 32,022,457
Shares
Shares
Money Market Funds — 14.9%
(f)(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70% ...... 553,187,290 553,187,290
SL Liquidity Series, LLC, Money Market
Series, 5.01%
(z)
............. 124,904,618 124,917,108
Total Money Market Funds — 14.9%
(Cost: $678,120,986) ............................. 678,104,398
Par (000)
Pa r (000)
Time Deposits — 0.2%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 1.56%, 01/03/23 .... AUD 1,057 706,408
Canada — 0.0%
Royal Bank of Canada,
3.06%, 01/03/23 ............ CAD 1,231 910,885
Denmark — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/03/22 ............ DKK 814 118,476
Europe — 0.0%
Citibank NA, 1.10%, 01/02/23 ..... EUR 384 416,716
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
Hong Kong & Shanghai Bank Corp.
Ltd., 0.37%, 07/04/22 ......... HKD 3,515 $ 447,794
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.33)%, 01/04/23 ........... JPY 158,314 1,192,349
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
1.70%, 01/04/23 ............ NZD 22 13,626
Norway — 0.0%
Brown Brothers Harriman & Co.,
(1.08)%, 07/01/21 ........... NOK 139 13,265
Singapore — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 07/01/21 ............ SGD 18 13,329
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.65%, 07/01/21 ............ ZAR 1,810 101,663
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.30)%, 04/01/22 ........... SEK 195 18,748
Switzerland — 0.0%
BNP Paribas SA, (1.20)%, 07/01/22 . CHF 403 440,310
United Kingdom — 0.1%
Citibank NA, 2.30%, 01/03/23 ..... GBP 771 950,524
United States — 0.1%
Royal Bank of Canada,
4.34%, 01/03/23 ............ USD 3,665 3,665,145
Total Time Deposits — 0.2%
(Cost: $9,009,238) .............................. 9,009,238
Total Short-Term Securities — 15.8%
(Cost: $719,898,476) ............................. 719,136,093
Total Options Purchased — 0.8%
(Cost: $30,266,023 ) .............................. 35,180,813
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 111.9%
(Cost: $5,120,179,824) ........................... 5,089,765,893
Total Options Written — (0.6)%
(Premiums Received — $(23,826,024)) ................ (29,713,308)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
3.00% ,  04/25/53 ............ (14,800) (13,279,442)
3.50% ,  04/25/53 ............ (104,442) (97,045,263)
4.50% ,  04/25/53 ............ (47,612) (46,650,038)
Total TBA Sale Commitments — (3.5)%
(Proceeds: $(155,779,119)) ........................ (156,974,743)

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (7,401) $ (1,675,815)
United Kingdom — (0.0)%
Diageo plc .................. (15,126) (675,069)
Security
Shares
Shares Value
United States — (0.1)%
JM Smucker Co. (The) .......... (11,895) $ (1,871,916)
Total Common Stocks — (0.1)%
(Proceeds: $(3,497,618)) .......................... (4,222,800)
Total Investments Sold Short — (0.1)%
(Proceeds: $(3,497,618) ) .......................... (4,222,800)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 107.7%
(Cost: $4,937,077,063) ........................... 4,898,855,042
Liabilities in Excess of Other Assets — (7.7)% ............ (349,004,038)
Net Assets — 100.0% .............................. $ 4,549,851,004
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $126,389,804, representing 2.78% of its net assets as of period end, and an original cost of $121,113,776.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Rounds to less than 1,000.
(t)
Fixed rate.
(u)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
Rates are discount rates or a range of discount rates as of period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Par/Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 92,087,634 $ 461,099,656
(a)
$ — $ — $ — $ 553,187,290 553,187,290 $ — $ —
SL Liquidity Series, LLC, Money
Market Series ........... 89,669,486 35,232,708
(a)
— 43,460 (28,546) 124,917,108 124,904,618 159,260
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/24 ......... 2,060,820 — — — 53,500 2,114,320 21,400,000 — —
iShares 0-5 Year TIPS Bond ETF 4,387,925 — — — 102,728 4,490,653 45,255 — —
iShares Biotechnology ETF .... 607,347 — — — (9,853) 597,494 4,626 299 —
iShares China Large-Cap ETF .. 5,356,398 2,058,480 (7,564,202) (292,489) 945,683 503,870 17,063 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 9,211,113 — — — 240,192 9,451,305 125,100 102,347 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 52,191,988 (34,513,214) 133,111 106,062 17,917,947 163,470 — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 6,008,000 — — (171,072) 5,836,928 67,651 46,718 —
iShares Latin America 40 ETF .. 1,990,858 — — — 85,235 2,076,093 86,975 — —
iShares MSCI Brazil ETF ..... 2,756,471 — — — (58,145) 2,698,326 98,551 — —
iShares MSCI Emerging Markets
ETF .................. 481,709 — — — 19,828 501,537 12,710 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 2,018,520 — — — (1,531,590) 486,930 14,448,961 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/26 ......... 16,144,865 — — — — 16,144,865 16,144,865 — —
Quintis HoldCo Pty. Ltd. ...... 52 — — — (1) 51 7,642,509 — —
$ (115,918) $ (245,979) $ 740,924,717 $ 308,624 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 147 06/08/23 $ 18,793 $ 413,302
Euro-Bund .............................................................. 1,407 06/08/23 207,277 6,987,414
Euro-OAT ............................................................... 110 06/08/23 15,536 498,817
Australia 10 Year Bond ...................................................... 790 06/15/23 64,893 1,777,032
EURO STOXX Banks Price Index ............................................... 235 06/16/23 1,264 (9,300)
MSCI Emerging Markets E-Mini Index ............................................ 198 06/16/23 9,855 417,024
U.S. Treasury 10 Year Note ................................................... 106 06/21/23 12,197 (16,718)
U.S. Treasury Long Bond ..................................................... 76 06/21/23 9,985 471,015
U.S. Treasury Ultra Bond ..................................................... 1,138 06/21/23 161,205 4,354,808
U.S. Treasury 5 Year Note .................................................... 1,553 06/30/23 170,284 (402,559)
3-mo. SONIA Index ......................................................... 328 09/19/23 96,548 467,634
14,958,469
Short Contracts
SGX NIFTY 50 Index ....................................................... 195 04/27/23 6,812 (144,128)
Euro-BTP ............................................................... 150 06/08/23 18,765 (622,073)
Euro- Buxl ............................................................... 22 06/08/23 3,361 (195,717)
Euro-Schatz ............................................................. 220 06/08/23 25,218 (237,840)
SPI 200 Index ............................................................ 20 06/15/23 2,414 (65,649)
DAX Index .............................................................. 5 06/16/23 2,145 (65,534)
EURO STOXX 50 Index ..................................................... 183 06/16/23 8,470 (34,968)
FTSE 100 Index ........................................................... 49 06/16/23 4,627 (34,547)
NASDAQ 100 E-Mini Index ................................................... 334 06/16/23 88,856 (8,010,440)
Russell 2000 E-Mini Index .................................................... 90 06/16/23 8,161 (143,145)
S&P 500 E-Mini Index ....................................................... 265 06/16/23 54,825 (1,917,186)
U.S. Treasury 10 Year Ultra Note ............................................... 3,791 06/21/23 459,718 (12,693,356)
Long Gilt ................................................................ 16 06/28/23 2,040 (63,612)
U.S. Treasury 2 Year Note .................................................... 2,292 06/30/23 473,531 (4,269,174)
(28,497,369)
$ (13,538,900)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,275,895 JPY 1,474,250,000 JPMorgan Chase Bank NA 04/04/23 $ 172,525
IDR 74,029,793,766 USD 4,730,036 Deutsche Bank AG 04/12/23 223,298
IDR 27,459,225,000 USD 1,811,892 Citibank NA 04/17/23 24,773
USD 1,807,288 ZAR 31,585,000 Morgan Stanley & Co. International plc 04/17/23 35,370
USD 10,724,243 NOK 105,538,572 Bank of America NA 04/20/23 636,439
USD 40,853,947 HKD 319,483,994 BNP Paribas SA 05/16/23 66,770
BRL 27,391,487 USD 5,187,762 HSBC Bank plc 06/02/23 157,843
BRL 14,271,000 USD 2,680,000 Citibank NA 06/14/23 98,523
COP 10,775,360,000 USD 2,230,000 Deutsche Bank AG 06/14/23 50,055
CZK 59,026,759 USD 2,680,000 Deutsche Bank AG 06/14/23 37,630
INR 143,800,000 USD 1,743,030 Citibank NA 06/14/23 1,170
THB 149,201,400 USD 4,300,000 BNP Paribas SA 06/14/23 95,574
THB 52,374,350 USD 1,510,000 HSBC Bank plc 06/14/23 32,984
USD 1,181,254 COP 5,575,564,860 Goldman Sachs International 06/14/23 1,467
ZAR 113,391,959 USD 6,230,949 Citibank NA 06/14/23 97,284
BRL 20,181,592 USD 3,875,114 Citibank NA 06/15/23 53,416
BRL 117,748,530 USD 22,563,544 Goldman Sachs International 06/15/23 357,273
CHF 73,162,348 USD 80,553,094 UBS AG 06/15/23 48,826
DKK 120,701,564 USD 17,453,773 HSBC Bank plc 06/15/23 204,216
EUR 127,276,074 USD 136,882,236 UBS AG 06/15/23 1,724,311
GBP 7,944,418 EUR 8,961,639 JPMorgan Chase Bank NA 06/15/23 55,124

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 11,977,185 USD 14,525,695 JPMorgan Chase Bank NA 06/15/23 $ 270,948
HUF 1,765,239,208 USD 4,747,491 HSBC Bank plc 06/15/23 175,512
JPY 42,709,475,657 USD 322,381,523 JPMorgan Chase Bank NA 06/15/23 2,775,410
MXN 680,301,271 USD 36,298,028 Barclays Bank plc 06/15/23 917,518
NZD 4,022,334 USD 2,481,757 Deutsche Bank AG 06/15/23 33,406
PLN 30,357,612 USD 6,714,878 Goldman Sachs International 06/15/23 286,196
SGD 11,950,997 USD 8,897,374 Citibank NA 06/15/23 104,144
USD 14,682,862 INR 1,210,359,717 Citibank NA 06/15/23 2,891
ZAR 229,743,811 USD 12,484,241 JPMorgan Chase Bank NA 06/15/23 336,302
BRL 29,614,706 USD 5,538,047 HSBC Bank plc 06/21/23 219,954
COP 26,681,195,310 USD 5,524,057 Morgan Stanley & Co. International plc 06/21/23 113,840
HUF 2,009,162,556 USD 5,474,092 Bank of America NA 06/21/23 119,585
MXN 104,139,271 USD 5,530,204 Citibank NA 06/21/23 160,010
MXN 225,319,977 USD 11,850,900 Deutsche Bank AG 06/21/23 460,679
USD 9,752,687 EUR 8,923,318 Bank of America NA 06/21/23 31,765
USD 5,663,227 EUR 5,197,815 UBS AG 06/21/23 809
USD 5,710,509 TWD 171,515,138 HSBC Bank plc 06/21/23 45,737
10,229,577
INR 144,685,000 USD 1,772,883 Citibank NA 04/17/23 (12,543)
CAD 43,926,633 USD 32,705,091 Citibank NA 04/20/23 (195,604)
JPY 4,006,215,581 EUR 29,004,282 JPMorgan Chase Bank NA 04/20/23 (1,233,821)
AUD 107,180,952 USD 74,638,671 HSBC Bank plc 05/16/23 (2,883,424)
NOK 215,466,197 CHF 19,483,553 HSBC Bank plc 05/16/23 (772,779)
KRW 23,193,464,723 USD 18,233,139 Citibank NA 05/17/23 (433,732)
KRW 9,158,100,000 USD 7,093,254 JPMorgan Chase Bank NA 06/14/23 (53,080)
USD 2,226,590 COP 10,760,773,747 Citibank NA 06/14/23 (50,379)
USD 2,836,396 CZK 62,545,279 Barclays Bank plc 06/14/23 (43,229)
USD 2,359,569 CZK 52,291,821 Morgan Stanley & Co. International plc 06/14/23 (47,980)
USD 313,570 EUR 289,153 BNP Paribas SA 06/14/23 (1,307)
USD 259,676 EUR 244,055 HSBC Bank plc 06/14/23 (6,091)
USD 2,012,653 IDR 30,141,494,154 BNP Paribas SA 06/14/23 (1,944)
USD 1,615,891 IDR 24,388,648,142 Deutsche Bank AG 06/14/23 (14,197)
USD 2,154,118 IDR 32,753,584,026 JPMorgan Chase Bank NA 06/14/23 (35,066)
USD 6,682,651 MXN 124,781,363 Bank of America NA 06/14/23 (144,784)
USD 4,988,305 MXN 93,808,584 Deutsche Bank AG 06/14/23 (144,449)
USD 5,810,000 MXN 108,411,695 Goldman Sachs International 06/14/23 (121,766)
USD 1,917,639 ZAR 34,400,277 Barclays Bank plc 06/14/23 (2,188)
USD 3,537,520 ZAR 65,476,170 Goldman Sachs International 06/14/23 (116,605)
USD 1,057,187 ZAR 19,430,479 Morgan Stanley & Co. International plc 06/14/23 (27,198)
USD 21,858,290 CNY 150,084,006 UBS AG 06/15/23 (109,156)
USD 6,470,908 SEK 68,401,300 JPMorgan Chase Bank NA 06/15/23 (144,858)
USD 4,435,429 BRL 23,742,851 Barclays Bank plc 06/21/23 (180,904)
USD 4,444,811 BRL 23,384,151 Citibank NA 06/21/23 (101,780)
USD 2,218,838 BRL 11,958,849 JPMorgan Chase Bank NA 06/21/23 (106,326)
USD 5,666,176 CNY 38,713,014 Goldman Sachs International 06/21/23 (2,971)
USD 11,484,244 EUR 10,608,266 Citibank NA 06/21/23 (72,233)
USD 17,012,313 EUR 15,747,403 Deutsche Bank AG 06/21/23 (142,659)
USD 10,933,191 EUR 10,101,905 HSBC Bank plc 06/21/23 (71,665)
USD 10,938,096 EUR 10,248,000 JPMorgan Chase Bank NA 06/21/23 (225,913)
USD 5,664,109 GBP 4,604,817 JPMorgan Chase Bank NA 06/21/23 (25,279)
USD 4,435,429 MXN 85,377,573 Citibank NA 06/21/23 (229,638)
USD 6,663,649 MXN 126,197,688 Goldman Sachs International 06/21/23 (231,846)
(7,987,394)
$ 2,242,183

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 294,974 $ 381,617 $ 516,205 $ (134,588)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index Down and In Citibank NA 1,898 04/21/23 EUR 4,100.00 EUR 3,971.00 EUR 8,190 $ 3,951
EUR Currency Up and Out HSBC Bank plc — 06/27/23 USD 1.09 USD 1.10 EUR 9,554 39,565
43,516
Put
GBP Currency One-Touch
JPMorgan Chase
Bank NA — 05/11/23 USD 1.00 USD 1.00 GBP 1,009 $ 199
$ 43,715
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,912 04/06/23 USD 407.00 USD 78,275 $ 888,124
CBOE Volatility Index ......................... 246 04/19/23 USD 32.00 USD 460 6,396
CBOE Volatility Index ......................... 379 04/19/23 USD 35.00 USD 709 6,822
Advanced Micro Devices, Inc. ................... 175 04/21/23 USD 95.00 USD 1,715 103,688
Advanced Micro Devices, Inc. ................... 411 04/21/23 USD 85.00 USD 4,028 570,263
Advanced Micro Devices, Inc. ................... 531 04/21/23 USD 90.00 USD 5,204 507,105
Alphabet, Inc. .............................. 606 04/21/23 USD 95.00 USD 6,302 587,820
Apple, Inc. ................................ 475 04/21/23 USD 155.00 USD 7,833 517,750
Bank of America Corp. ........................ 391 04/21/23 USD 36.00 USD 1,118 587
BNP Paribas SA ............................ 256 04/21/23 EUR 66.00 EUR 1,413 1,388
Bunge Ltd. ................................ 84 04/21/23 USD 100.00 USD 802 6,720
Bunge Ltd. ................................ 116 04/21/23 USD 110.00 USD 1,108 1,740
Charles Schwab Corp. (The) .................... 287 04/21/23 USD 82.50 USD 1,503 1,579
Chipotle Mexican Grill, Inc. ..................... 16 04/21/23 USD 1,550.00 USD 2,733 266,400
Chubb Ltd. ................................ 72 04/21/23 USD 220.00 USD 1,398 4,140
Constellation Brands, Inc. ...................... 424 04/21/23 USD 240.00 USD 9,578 53,000
Costco Wholesale Corp. ....................... 35 04/21/23 USD 500.00 USD 1,739 29,663
Deere & Co. ............................... 28 04/21/23 USD 440.00 USD 1,156 2,996
EOG Resources, Inc. ......................... 392 04/21/23 USD 157.50 USD 4,493 5,880
EURO STOXX 50 Index ....................... 193 04/21/23 EUR 4,400.00 EUR 8,328 54,630
Freeport-McMoRan, Inc. ....................... 1,066 04/21/23 USD 45.00 USD 4,361 36,777
Intuit, Inc. ................................. 136 04/21/23 USD 430.00 USD 6,063 309,400
Invesco QQQ Trust 1 ......................... 679 04/21/23 USD 320.00 USD 21,791 502,460
Lowe's Cos., Inc. ............................ 133 04/21/23 USD 230.00 USD 2,660 998
Mastercard , Inc. ............................ 63 04/21/23 USD 370.00 USD 2,289 25,043
Microsoft Corp. ............................. 90 04/21/23 USD 260.00 USD 2,595 260,325
Microsoft Corp. ............................. 214 04/21/23 USD 280.00 USD 6,170 258,940
Morgan Stanley ............................. 75 04/21/23 USD 100.00 USD 659 713
NextEra Energy, Inc. ......................... 283 04/21/23 USD 75.00 USD 2,181 96,220
Nice Ltd. ................................. 60 04/21/23 USD 220.00 USD 1,373 70,500
Northrop Grumman Corp. ...................... 44 04/21/23 USD 490.00 USD 2,032 3,190
Rockwell Automation, Inc. ...................... 75 04/21/23 USD 290.00 USD 2,201 72,000
Shell plc .................................. 542 04/21/23 USD 62.50 USD 3,119 8,130
Shell plc .................................. 840 04/21/23 USD 60.00 USD 4,833 42,000
SPDR S&P 500 ETF Trust ...................... 572 04/21/23 USD 405.00 USD 23,417 561,990
Starbucks Corp. ............................ 113 04/21/23 USD 105.00 USD 1,177 20,736
Tesla, Inc. ................................. 203 04/21/23 USD 175.00 USD 4,211 718,620
Union Pacific Corp. .......................... 132 04/21/23 USD 220.00 USD 2,657 4,290

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walmart, Inc. .............................. 72 04/21/23 USD 145.00 USD 1,062 $ 30,420
Walt Disney Co. (The) ........................ 183 04/21/23 USD 105.00 USD 1,832 15,555
Wells Fargo & Co. ........................... 260 04/21/23 USD 50.00 USD 972 390
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 2,905 04/21/23 USD 32.00 USD 8,564 15,978
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 4,445 04/21/23 USD 33.00 USD 13,104 20,003
Invesco QQQ Trust 1 ......................... 716 04/28/23 USD 310.00 USD 22,979 1,128,058
3-mo. SOFR Interest Futures .................... 599 05/12/23 USD 96.00 USD 149,750 823,625
Advanced Micro Devices, Inc. ................... 437 05/19/23 USD 105.00 USD 4,283 189,003
Alphabet, Inc. .............................. 263 05/19/23 USD 100.00 USD 2,735 208,428
Amazon.com, Inc. ........................... 263 05/19/23 USD 100.00 USD 2,717 217,633
Apple, Inc. ................................ 211 05/19/23 USD 160.00 USD 3,479 205,198
Apple, Inc. ................................ 265 05/19/23 USD 170.00 USD 4,370 107,325
Charles Schwab Corp. (The) .................... 539 05/19/23 USD 70.00 USD 2,823 11,050
ConocoPhillips ............................. 396 05/19/23 USD 110.00 USD 3,929 55,836
ConocoPhillips ............................. 1,004 05/19/23 USD 120.00 USD 9,961 30,120
Delta Air Lines, Inc. .......................... 1,247 05/19/23 USD 35.00 USD 4,355 238,801
EURO STOXX 50 Index ....................... 113 05/19/23 EUR 4,100.00 EUR 4,876 272,425
EURO STOXX Banks Price Index ................. 755 05/19/23 EUR 102.00 EUR 3,953 153,509
General Dynamics Corp. ....................... 168 05/19/23 USD 230.00 USD 3,834 99,960
Invesco QQQ Trust 1 ......................... 584 05/19/23 USD 325.00 USD 18,742 551,588
Lockheed Martin Corp. ........................ 82 05/19/23 USD 500.00 USD 3,876 35,260
Mercedes-Benz Group AG ..................... 710 05/19/23 EUR 76.00 EUR 5,025 51,975
Microsoft Corp. ............................. 132 05/19/23 USD 270.00 USD 3,806 322,740
Nestle SA ................................. 735 05/19/23 CHF 110.00 CHF 8,192 187,174
NIKE, Inc. ................................. 333 05/19/23 USD 125.00 USD 4,084 125,708
Northrop Grumman Corp. ...................... 31 05/19/23 USD 500.00 USD 1,431 10,463
NVIDIA Corp. .............................. 159 05/19/23 USD 295.00 USD 4,417 173,708
Salesforce, Inc. ............................. 158 05/19/23 USD 200.00 USD 3,157 146,940
SPDR Gold Shares
(a)
......................... 4,990 05/19/23 USD 195.00 USD 91,427 693,610
Tesla, Inc. ................................. 401 05/19/23 USD 180.00 USD 8,319 1,431,570
United Airlines Holdings, Inc. .................... 624 05/19/23 USD 45.00 USD 2,761 161,304
Alphabet, Inc. .............................. 397 06/16/23 USD 110.00 USD 4,129 158,800
Charles Schwab Corp. (The) .................... 635 06/16/23 USD 65.00 USD 3,326 52,705
CVS Health Corp. ........................... 112 06/16/23 USD 85.00 USD 832 4,088
Delta Air Lines, Inc. .......................... 791 06/16/23 USD 35.00 USD 2,762 192,213
Health Care Select Sector SPDR Fund ............. 389 06/16/23 USD 138.00 USD 5,036 26,063
Intel Corp. ................................ 104 06/16/23 USD 42.50 USD 340 1,872
Intel Corp. ................................ 166 06/16/23 USD 40.00 USD 542 5,810
Intuit, Inc. ................................. 183 06/16/23 USD 440.00 USD 8,159 612,135
JPMorgan Chase & Co. ....................... 530 06/16/23 USD 135.00 USD 6,906 219,950
Lions Gate Entertainment Corp. .................. 75 06/16/23 USD 12.50 USD 78 3,750
Lions Gate Entertainment Corp. .................. 91 06/16/23 USD 10.00 USD 94 12,740
Salesforce, Inc. ............................. 152 06/16/23 USD 200.00 USD 3,037 206,720
Uber Technologies, Inc. ....................... 1,346 06/16/23 USD 40.00 USD 4,267 57,205
United Airlines Holdings, Inc. .................... 791 06/16/23 USD 46.00 USD 3,500 221,876
Walt Disney Co. (The) ........................ 397 06/16/23 USD 105.00 USD 3,975 156,815
Waste Management, Inc. ...................... 384 06/16/23 USD 165.00 USD 6,266 197,760
Kroger Co. (The) ............................ 748 07/21/23 USD 50.00 USD 3,693 184,382
Tesla, Inc. ................................. 211 08/18/23 USD 210.00 USD 4,377 627,725
17,266,989
Put
SPDR S&P 500 ETF Trust ...................... 158 04/06/23 USD 380.00 USD 6,468 869
3-mo. SOFR Interest Futures .................... 701 04/14/23 USD 95.00 USD 175,250 87,625
3-mo. SOFR Interest Futures .................... 816 04/14/23 USD 95.81 USD 204,000 20,400
Ally Financial, Inc. ........................... 68 04/21/23 USD 13.00 USD 173 850
Carnival Corp. .............................. 247 04/21/23 USD 7.50 USD 251 1,112
Caterpillar, Inc. ............................. 106 04/21/23 USD 200.00 USD 2,426 4,399
FedEx Corp. ............................... 66 04/21/23 USD 175.00 USD 1,508 528
Ford Motor Co. ............................. 330 04/21/23 USD 11.00 USD 416 1,815
Frontier Communications Parent, Inc. .............. 139 04/21/23 USD 20.00 USD 317 2,433
Invesco Senior Loan ETF ...................... 400 04/21/23 USD 19.00 USD 832 4,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,354 04/21/23 USD 73.00 USD 17,784 51,788

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ....... 6,570 04/21/23 USD 72.00 USD 49,636 $ 78,840
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 2,924 04/21/23 USD 105.00 USD 32,050 39,474
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 4,542 04/21/23 USD 104.00 USD 49,785 45,420
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 200 04/21/23 USD 81.00 USD 1,726 1,600
iShares Preferred & Income Securities ETF .......... 240 04/21/23 USD 30.00 USD 749 4,200
iShares Russell 2000 ETF ...................... 104 04/21/23 USD 165.00 USD 1,855 6,604
iShares Russell 2000 ETF ...................... 1,258 04/21/23 USD 155.00 USD 22,443 23,273
Lloyds Banking Group plc ...................... 3,976 04/21/23 GBP 0.50 GBP 1,896 190,061
Owl Rock Capital Corp. ....................... 262 04/21/23 USD 10.00 USD 330 1,965
Prologis, Inc. ............................... 148 04/21/23 USD 105.00 USD 1,847 2,960
PulteGroup, Inc. ............................ 537 04/21/23 USD 50.00 USD 3,130 8,055
Sabre Corp. ............................... 330 04/21/23 USD 4.00 USD 142 4,950
SPDR EURO STOXX 50 ETF ................... 162 04/21/23 USD 40.00 USD 727 1,539
SPDR S&P 500 ETF Trust ...................... 1,049 04/21/23 USD 363.00 USD 42,945 33,044
SPDR S&P Regional Banking ETF ................ 1,950 04/21/23 USD 45.00 USD 8,553 506,025
Boston Properties, Inc. ........................ 153 05/19/23 USD 35.00 USD 828 5,738
Caterpillar, Inc. ............................. 148 05/19/23 USD 175.00 USD 3,387 8,732
ConocoPhillips ............................. 533 05/19/23 USD 100.00 USD 5,288 289,153
Frontier Communications Parent, Inc. .............. 4 05/19/23 USD 20.00 USD 9 330
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,782 05/19/23 USD 72.00 USD 13,463 75,735
iShares Preferred & Income Securities ETF .......... 441 05/19/23 USD 26.00 USD 1,377 5,513
iShares Russell 2000 ETF ...................... 1,330 05/19/23 USD 168.00 USD 23,727 311,885
U.S. Treasury 5 Year Note ...................... 33 05/26/23 USD 106.50 USD 3,300 4,383
Ally Financial, Inc. ........................... 120 06/16/23 USD 15.00 USD 306 5,400
American Airlines Group, Inc. .................... 223 06/16/23 USD 11.00 USD 329 4,795
FedEx Corp. ............................... 18 06/16/23 USD 165.00 USD 411 1,152
Ford Motor Co. ............................. 195 06/16/23 USD 10.00 USD 246 3,803
Invesco Senior Loan ETF ...................... 642 06/16/23 USD 19.00 USD 1,335 11,235
iShares iBoxx $ High Yield Corporate Bond ETF ....... 152 06/16/23 USD 70.00 USD 1,148 6,156
iShares iBoxx $ High Yield Corporate Bond ETF ....... 288 06/16/23 USD 66.00 USD 2,176 4,176
iShares iBoxx $ High Yield Corporate Bond ETF ....... 560 06/16/23 USD 67.00 USD 4,231 10,080
Sabre Corp. ............................... 143 06/16/23 USD 3.00 USD 61 2,002
Uniti Group, Inc. ............................ 28 06/16/23 USD 4.00 USD 10 2,450
Pitney Bowes, Inc. ........................... 133 07/21/23 USD 3.00 USD 52 1,995
Frontier Communications Parent, Inc. .............. 83 08/18/23 USD 20.00 USD 189 8,715
Air Transport Services Group, Inc. ................ 24 09/15/23 USD 15.00 USD 50 840
3-mo. SOFR Interest Futures .................... 488 03/15/24 USD 95.75 USD 122,000 573,400
2,461,497
$ 19,728,486
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV .......... Goldman Sachs International 15,583 05/19/23 EUR 11.50 EUR 170 $ 41,921
USD Currency ........... Bank of America NA — 07/13/23 CNH 7.40 USD 23,032 20,636
TOPIX Bank Index ........ BNP Paribas SA 928,150 07/14/23 JPY 218.87 JPY 174,492 21,533
TOPIX Bank Index ........ Goldman Sachs International 1,546,298 07/14/23 JPY 226.71 JPY 290,704 24,770
TOPIX Bank Index ........ JPMorgan Chase Bank NA 619,386 07/14/23 JPY 227.60 JPY 116,445 9,516
118,376
Put
Financial Select Sector SPDR
Fund ............... Citibank NA 6,176 04/21/23 USD 29.00 USD 199 16,119
USD Currency ........... Deutsche Bank AG — 05/04/23 MXN 18.00 USD 9,344 92,935
USD Currency ........... Bank of America NA — 05/25/23 MXN 18.25 USD 35,255 689,696

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Bank of America NA — 05/29/23 JPY 130.00 USD 23,910 $ 337,927
1,136,677
$ 1,255,053
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.342 ............ Citibank NA 968,654 04/21/23 USD 3,571,563 $ 22,131
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.330 ............ Citibank NA 968,654 05/19/23 USD 3,571,563 55,620
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.987 ............ Citibank NA 966,150 05/19/23 USD 3,717,765 13,382
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.087 ............ Citibank NA 966,150 05/19/23 USD 3,717,765 8,816
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.921 ............ Citibank NA 966,150 06/16/23 USD 3,717,765 25,491
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.021 ............ Citibank NA 966,150 06/16/23 USD 3,717,765 19,806
$ 145,246
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly BNP Paribas SA 04/19/23 USD 94.00 USD 3,595 $ 1,117
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 06/21/23 USD 94.00 USD 2,400 11,423
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 37.V2 Quarterly
Morgan Stanley & Co.
International plc 04/19/23 USD 94.00 USD 3,590 258
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Barclays Bank plc 05/17/23 USD 95.00 USD 3,700 12,134
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 97.00 USD 3,695 4,299
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 99.00 USD 3,725 11,822
$ 41,053
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 % USD 24,256 $ 325,257
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.10% Annual
Goldman Sachs
International 08/22/23 3.10 USD 70,945 747,392
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.25% Annual
Goldman Sachs
International 09/05/23 3.25 USD 139,883 1,752,575
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 USD 17,631 276,681
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 7,554 116,904
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 27,251 714,736
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 27,251 576,371
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 11,279 215,394
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 8,723 430,807
5,156,117
Put
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1-day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 150,217 3,690,568
10-Year Interest Rate Swap
(a)
3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/03/23 3.80 USD 23,558 —
1-Year Interest Rate Swap
(a)
. 1.00% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 166,336 4,565,845
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 27,251 65,048
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 27,251 88,620
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 11,279 19,445
8,429,526
$ 13,585,643
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0.57 % Goldman Sachs International 09/27/23 USD 294,974 $ (111,626) $ (151,510) $ 39,884
5Y-30Y CMS Index Cap .... (0.68) Goldman Sachs International 09/27/23 USD 294,974 (254,464) (294,974) 40,510
$ (366,090) $ (446,484) $ 80,394
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 1,912 04/06/23 USD 414.00 USD 78,275 $ (215,100)
CBOE Volatility Index .......................... 246 04/19/23 USD 45.00 USD 460 (2,091)
CBOE Volatility Index .......................... 379 04/19/23 USD 50.00 USD 709 (2,464)
Advanced Micro Devices, Inc. .................... 586 04/21/23 USD 110.00 USD 5,743 (35,746)
Advanced Micro Devices, Inc. .................... 797 04/21/23 USD 105.00 USD 7,811 (117,159)
Alphabet, Inc. ............................... 606 04/21/23 USD 105.00 USD 6,302 (146,046)
Bank of America Corp. ......................... 391 04/21/23 USD 40.00 USD 1,118 (391)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Charles Schwab Corp. (The) ..................... 287 04/21/23 USD 90.00 USD 1,503 $ (718)
Chipotle Mexican Grill, Inc. ...................... 16 04/21/23 USD 1,680.00 USD 2,733 (89,840)
Chubb Ltd. ................................. 72 04/21/23 USD 240.00 USD 1,398 (34,560)
Constellation Brands, Inc. ....................... 107 04/21/23 USD 260.00 USD 2,417 (5,885)
EOG Resources, Inc. .......................... 392 04/21/23 USD 177.50 USD 4,493 (3,920)
Freeport-McMoRan, Inc. ........................ 1,066 04/21/23 USD 50.00 USD 4,361 (3,731)
Invesco QQQ Trust 1 .......................... 679 04/21/23 USD 335.00 USD 21,791 (99,134)
Lloyds Banking Group plc ....................... 3,976 04/21/23 GBP 0.58 GBP 1,896 (12,262)
Mastercard , Inc. ............................. 63 04/21/23 USD 400.00 USD 2,289 (756)
Morgan Stanley .............................. 75 04/21/23 USD 110.00 USD 659 (188)
NextEra Energy, Inc. .......................... 283 04/21/23 USD 80.00 USD 2,181 (21,225)
Nice Ltd. .................................. 60 04/21/23 USD 240.00 USD 1,373 (11,250)
Northrop Grumman Corp. ....................... 44 04/21/23 USD 540.00 USD 2,032 (18,920)
NVIDIA Corp. ............................... 80 04/21/23 USD 260.00 USD 2,222 (182,000)
Schlumberger NV ............................ 395 04/21/23 USD 57.50 USD 1,939 (4,740)
SPDR S&P 500 ETF Trust ....................... 572 04/21/23 USD 415.00 USD 23,417 (231,088)
Starbucks Corp. ............................. 113 04/21/23 USD 115.00 USD 1,177 (1,187)
Tesla, Inc. .................................. 203 04/21/23 USD 208.33 USD 4,211 (249,690)
Wells Fargo & Co. ............................ 260 04/21/23 USD 55.00 USD 972 (260)
Xtrackers Harvest CSI 300 China A-Shares ETF ........ 2,905 04/21/23 USD 35.00 USD 8,564 (8,715)
Xtrackers Harvest CSI 300 China A-Shares ETF ........ 4,445 04/21/23 USD 37.00 USD 13,104 (26,670)
3-mo. SOFR Interest Futures ..................... 599 05/12/23 USD 96.50 USD 149,750 (408,069)
Advanced Micro Devices, Inc. .................... 437 05/19/23 USD 120.00 USD 4,283 (48,070)
Alphabet, Inc. ............................... 263 05/19/23 USD 110.00 USD 2,735 (77,191)
Alphabet, Inc. ............................... 528 05/19/23 USD 115.00 USD 5,491 (82,368)
Amazon.com, Inc. ............................ 263 05/19/23 USD 110.00 USD 2,717 (89,420)
Apple, Inc. ................................. 211 05/19/23 USD 175.00 USD 3,479 (47,159)
Bank of America Corp. ......................... 795 05/19/23 USD 31.00 USD 2,274 (38,558)
CF Industries Holdings, Inc. ...................... 370 05/19/23 USD 80.00 USD 2,682 (52,725)
Charles Schwab Corp. (The) ..................... 1,078 05/19/23 USD 80.00 USD 5,647 (5,929)
ConocoPhillips .............................. 338 05/19/23 USD 140.00 USD 3,353 (1,352)
ConocoPhillips .............................. 396 05/19/23 USD 125.00 USD 3,929 (6,534)
Dexcom , Inc. ............................... 198 05/19/23 USD 130.00 USD 2,300 (50,985)
EQT Corp. ................................. 688 05/19/23 USD 35.00 USD 2,195 (83,248)
Freeport-McMoRan, Inc. ........................ 529 05/19/23 USD 42.00 USD 2,164 (111,619)
Invesco QQQ Trust 1 .......................... 584 05/19/23 USD 340.00 USD 18,742 (199,728)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,782 05/19/23 USD 76.00 USD 13,463 (116,721)
Marathon Oil Corp. ........................... 793 05/19/23 USD 26.00 USD 1,900 (56,700)
Mercedes-Benz Group AG ...................... 710 05/19/23 EUR 82.00 EUR 5,025 (6,160)
Microsoft Corp. .............................. 132 05/19/23 USD 290.00 USD 3,806 (151,470)
Microsoft Corp. .............................. 264 05/19/23 USD 305.00 USD 7,611 (132,000)
Nestle SA .................................. 735 05/19/23 CHF 116.00 CHF 8,192 (30,125)
NVIDIA Corp. ............................... 159 05/19/23 USD 330.00 USD 4,417 (45,315)
SPDR Gold Shares
(a)
.......................... 4,990 05/19/23 USD 205.00 USD 91,427 (244,510)
Starbucks Corp. ............................. 227 05/19/23 USD 105.00 USD 2,364 (89,665)
Tesla, Inc. .................................. 401 05/19/23 USD 210.00 USD 8,319 (691,725)
Alphabet, Inc. ............................... 397 06/16/23 USD 125.00 USD 4,129 (41,090)
Charles Schwab Corp. (The) ..................... 635 06/16/23 USD 75.00 USD 3,326 (13,335)
CVS Health Corp. ............................ 112 06/16/23 USD 95.00 USD 832 (952)
Delta Air Lines, Inc. ........................... 791 06/16/23 USD 40.00 USD 2,762 (49,438)
Dexcom , Inc. ............................... 198 06/16/23 USD 130.00 USD 2,300 (75,240)
Hilton Worldwide Holdings, Inc. ................... 133 06/16/23 USD 155.00 USD 1,874 (30,590)
Intuit, Inc. .................................. 183 06/16/23 USD 470.00 USD 8,159 (344,040)
JPMorgan Chase & Co. ........................ 530 06/16/23 USD 150.00 USD 6,906 (35,510)
Salesforce, Inc. .............................. 152 06/16/23 USD 230.00 USD 3,037 (47,120)
United Airlines Holdings, Inc. ..................... 791 06/16/23 USD 52.50 USD 3,500 (70,399)
United Parcel Service, Inc. ...................... 160 06/16/23 USD 210.00 USD 3,104 (45,040)
Walt Disney Co. (The) ......................... 397 06/16/23 USD 115.00 USD 3,975 (48,434)
Tesla, Inc. .................................. 211 08/18/23 USD 260.00 USD 4,377 (269,553)
SPDR S&P 500 ETF Trust ....................... 144 12/15/23 USD 420.00 USD 5,895 (367,776)
(5,831,599)
Put
SPDR S&P 500 ETF Trust ....................... 158 04/06/23 USD 365.00 USD 6,468 (474)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
3-mo. SOFR Interest Futures ..................... 1,052 04/14/23 USD 94.50 USD 263,000 $ (6,575)
3-mo. SOFR Interest Futures ..................... 1,088 04/14/23 USD 95.13 USD 272,000 (6,800)
Apple, Inc. ................................. 226 04/21/23 USD 140.00 USD 3,727 (3,277)
Apple, Inc. ................................. 407 04/21/23 USD 135.00 USD 6,711 (3,867)
BNP Paribas SA ............................. 256 04/21/23 EUR 60.00 EUR 1,413 (135,901)
Caterpillar, Inc. .............................. 106 04/21/23 USD 175.00 USD 2,426 (3,816)
Constellation Brands, Inc. ....................... 381 04/21/23 USD 200.00 USD 8,606 (29,528)
EOG Resources, Inc. .......................... 265 04/21/23 USD 112.50 USD 3,038 (71,550)
EURO STOXX 50 Index ........................ 193 04/21/23 EUR 3,900.00 EUR 8,328 (14,547)
FedEx Corp. ................................ 66 04/21/23 USD 150.00 USD 1,508 (660)
Freeport-McMoRan, Inc. ........................ 800 04/21/23 USD 38.00 USD 3,273 (50,400)
Intuit, Inc. .................................. 93 04/21/23 USD 360.00 USD 4,146 (4,883)
Invesco QQQ Trust 1 .......................... 2,019 04/21/23 USD 280.00 USD 64,796 (64,608)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,194 04/21/23 USD 69.00 USD 16,576 (15,358)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,924 04/21/23 USD 101.00 USD 32,050 (14,620)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 4,542 04/21/23 USD 100.00 USD 49,785 (18,168)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 200 04/21/23 USD 76.00 USD 1,726 (6,600)
iShares Russell 2000 ETF ....................... 104 04/21/23 USD 145.00 USD 1,855 (780)
Lloyds Banking Group plc ....................... 3,976 04/21/23 GBP 0.44 GBP 1,896 (24,524)
Lowe's Cos., Inc. ............................. 90 04/21/23 USD 190.00 USD 1,800 (12,060)
Microsoft Corp. .............................. 145 04/21/23 USD 230.00 USD 4,180 (2,755)
Prologis, Inc. ................................ 148 04/21/23 USD 90.00 USD 1,847 (2,960)
PulteGroup, Inc. ............................. 537 04/21/23 USD 40.00 USD 3,130 (2,685)
SPDR EURO STOXX 50 ETF .................... 162 04/21/23 USD 35.00 USD 727 (1,944)
SPDR S&P 500 ETF Trust ....................... 286 04/21/23 USD 365.00 USD 11,709 (9,867)
SPDR S&P 500 ETF Trust ....................... 614 04/21/23 USD 372.00 USD 25,137 (29,779)
SPDR S&P 500 ETF Trust ....................... 1,049 04/21/23 USD 345.00 USD 42,945 (16,260)
SPDR S&P Regional Banking ETF ................. 1,950 04/21/23 USD 40.00 USD 8,553 (144,300)
Union Pacific Corp. ........................... 90 04/21/23 USD 195.00 USD 1,811 (22,950)
Invesco QQQ Trust 1 .......................... 358 04/28/23 USD 280.00 USD 11,489 (20,406)
3-mo. SOFR Interest Futures ..................... 300 05/12/23 USD 95.25 USD 75,000 (7,500)
Advanced Micro Devices, Inc. .................... 437 05/19/23 USD 85.00 USD 4,283 (100,947)
Alphabet, Inc. ............................... 90 05/19/23 USD 85.00 USD 936 (6,030)
Amazon.com, Inc. ............................ 90 05/19/23 USD 85.00 USD 930 (8,955)
Apple, Inc. ................................. 71 05/19/23 USD 140.00 USD 1,171 (6,497)
Apple, Inc. ................................. 265 05/19/23 USD 145.00 USD 4,370 (35,775)
Caterpillar, Inc. .............................. 148 05/19/23 USD 140.00 USD 3,387 (4,440)
ConocoPhillips .............................. 453 05/19/23 USD 85.00 USD 4,494 (48,924)
ConocoPhillips .............................. 1,241 05/19/23 USD 90.00 USD 12,312 (234,549)
Delta Air Lines, Inc. ........................... 1,247 05/19/23 USD 27.00 USD 4,355 (22,446)
EURO STOXX Banks Price Index .................. 755 05/19/23 EUR 90.00 EUR 3,953 (60,376)
Invesco QQQ Trust 1 .......................... 584 05/19/23 USD 275.00 USD 18,742 (74,168)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,782 05/19/23 USD 68.00 USD 13,463 (19,602)
iShares Russell 2000 ETF ....................... 665 05/19/23 USD 152.00 USD 11,864 (41,895)
iShares Russell 2000 ETF ....................... 1,330 05/19/23 USD 160.00 USD 23,727 (161,595)
Lockheed Martin Corp. ......................... 82 05/19/23 USD 420.00 USD 3,876 (17,220)
Microsoft Corp. .............................. 45 05/19/23 USD 240.00 USD 1,297 (5,895)
Nice Ltd. .................................. 92 05/19/23 USD 175.00 USD 2,106 (44,160)
NIKE, Inc. .................................. 333 05/19/23 USD 105.00 USD 4,084 (20,646)
Northrop Grumman Corp. ....................... 31 05/19/23 USD 400.00 USD 1,431 (8,370)
NVIDIA Corp. ............................... 159 05/19/23 USD 220.00 USD 4,417 (40,307)
Starbucks Corp. ............................. 227 05/19/23 USD 90.00 USD 2,364 (17,366)
Tesla, Inc. .................................. 273 05/19/23 USD 120.00 USD 5,664 (17,336)
United Airlines Holdings, Inc. ..................... 624 05/19/23 USD 38.00 USD 2,761 (52,104)
Alphabet, Inc. ............................... 397 06/16/23 USD 90.00 USD 4,129 (67,093)
Charles Schwab Corp. (The) ..................... 318 06/16/23 USD 40.00 USD 1,666 (38,637)
Delta Air Lines, Inc. ........................... 791 06/16/23 USD 27.00 USD 2,762 (26,103)
FedEx Corp. ................................ 18 06/16/23 USD 140.00 USD 411 (252)
Health Care Select Sector SPDR Fund .............. 389 06/16/23 USD 120.00 USD 5,036 (39,678)
JPMorgan Chase & Co. ........................ 264 06/16/23 USD 100.00 USD 3,440 (17,820)
Salesforce, Inc. .............................. 152 06/16/23 USD 160.00 USD 3,037 (29,184)
Uber Technologies, Inc. ........................ 1,346 06/16/23 USD 30.00 USD 4,267 (243,626)
United Airlines Holdings, Inc. ..................... 791 06/16/23 USD 36.00 USD 3,500 (69,608)
Walt Disney Co. (The) ......................... 397 06/16/23 USD 80.00 USD 3,975 (30,966)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Waste Management, Inc. ....................... 384 06/16/23 USD 150.00 USD 6,266 $ (64,320)
Kroger Co. (The) ............................. 748 07/21/23 USD 40.00 USD 3,693 (25,058)
Tesla, Inc. .................................. 112 08/18/23 USD 135.00 USD 2,324 (54,320)
3-mo. SOFR Interest Futures ..................... 732 03/15/24 USD 94.75 USD 183,000 (274,500)
(2,781,170)
$ (8,612,769)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ING Groep NV ............. Goldman Sachs International 14,336 05/19/23 EUR 12.50 EUR 157 $ (9,822)
USD Currency .............. HSBC Bank plc — 06/14/23 TWD 30.58 USD 5,711 (55,157)
USD Currency .............. Goldman Sachs International — 06/19/23 CNH 6.88 USD 5,666 (49,634)
(114,613)
Put
ING Groep NV ............. Goldman Sachs International 19,911 05/19/23 EUR 9.00 EUR 218 (33,954)
USD Currency .............. Bank of America NA — 05/25/23 MXN 17.75 USD 47,006 (327,732)
USD Currency .............. Bank of America NA — 05/29/23 JPY 124.00 USD 35,865 (148,330)
USD Currency .............. HSBC Bank plc — 06/14/23 BRL 5.24 USD 5,538 (238,389)
USD Currency .............. Morgan Stanley & Co. International plc — 06/14/23 COP 4,815.00 USD 5,524 (238,354)
EUR Currency .............. UBS AG — 06/19/23 USD 1.08 EUR 5,198 (57,989)
GBP Currency .............. JPMorgan Chase Bank NA — 06/19/23 USD 1.22 GBP 4,605 (66,906)
USD Currency .............. Bank of America NA — 06/19/23 HUF 362.05 USD 5,474 (207,261)
USD Currency .............. Citibank NA — 06/19/23 MXN 18.67 USD 5,530 (199,232)
TOPIX Bank Index ........... BNP Paribas SA 928,150 07/14/23 JPY 175.10 JPY 174,492 (47,461)
TOPIX Bank Index ........... Goldman Sachs International 1,546,298 07/14/23 JPY 181.37 JPY 290,704 (106,804)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 619,386 07/14/23 JPY 182.08 JPY 116,445 (44,190)
(1,716,602)
$ (1,831,215)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly BNP Paribas SA 04/19/23 B+ USD 88.00 USD 3,595 $ (277)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 37.V2 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/19/23 B+ USD 88.00 USD 3,590 (128)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 Quarterly Barclays Bank plc 05/17/23 B+ USD 89.00 USD 3,700 (3,514)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 04/19/23 B+ USD 94.00 USD 3,725 (1,158)
$ (5,077)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 05/30/23 2.80 % USD 46,027 $ (159,828)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/30/23 3.30 USD 113,614 (217,672)
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 06/14/23 2.50 USD 54,665 (124,976)
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 07/19/23 2.41 USD 60,444 (258,946)
2Yx2Y Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 08/22/23 2.70 USD 70,945 (471,350)
2Yx2Y Interest Rate Swap
(a)
. 2.95% Annual 1-day SOFR Annual
Goldman Sachs
International 09/05/23 2.95 USD 139,883 (1,287,123)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 109,004 (625,844)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 109,004 (558,317)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 45,117 (328,919)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 87,233 (389,543)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 15,077 (163,548)
(4,586,066)
Put
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 300,434 (4,716,287)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 29,597 (22,097)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 29,134 (69,261)
1-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 332,672 (6,509,421)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 06/08/23 4.00 USD 46,019 (88,426)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual
Goldman Sachs
International 06/14/23 3.90 USD 54,665 (153,252)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 23,558 (80,939)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.61% Semi-Annual
Morgan Stanley & Co.
International plc 07/19/23 3.61 USD 60,444 (469,566)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 30,321 (195,503)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 08/22/23 3.75 USD 35,472 (85,921)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 09/05/23 3.85 USD 69,942 (159,417)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.73% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 4.73 USD 174,020 (258,231)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 4.50 USD 86,989 (196,270)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 29,813 (187,736)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 69,787 (112,849)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 15,077 (219,416)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 % USD 86,798 $ (787,499)
(14,312,091)
$ (18,898,157)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (210,855) $ (375,642) $ 164,787
Markit CDX North American High Yield Index
Series 37.V2 ..................... 5.00 Quarterly 12/20/26 USD 12,207 (392,208) (690,501) 298,293
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 12,843 (153,655) (17,373) (136,282)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 11,075 (332,687) (91,744) (240,943)
$ (1,089,405) $ (1,175,260) $ 85,855
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 16,667 $ 677,567 $ (540,142) $ 1,217,709
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 2,707 36,454 (25,986) 62,440
$ 714,021 $ (566,128) $ 1,280,149
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 448,566 $ (1,692,612) $ — $ (1,692,612)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 224,283 2,263,939 — 2,263,939
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (645,987) — (645,987)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (628,156) — (628,156)
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 221,727 (555,399) — (555,399)
1-day SOFR Annual 2.65% Annual N/A 05/02/24 USD 348,580 (8,530,231) 48,930 (8,579,161)
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 232,839 137,313 — 137,313
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 61,780 (119,286) — (119,286)
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 708,958 (312,334) — (312,334)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (152,718) — (152,718)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 354,479 $ (147,541) $ — $ (147,541)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 119,522 (3,607,514) — (3,607,514)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 119,522 (3,378,613) — (3,378,613)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 43,216 1,800,969 — 1,800,969
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 224,184 (433,918) — (433,918)
2.72% Annual 1-day SOFR Annual N/A 05/02/25 USD 405,600 11,651,447 (81,910) 11,733,357
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 29,603 (94,811) — (94,811)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 31,547 (46,212) — (46,212)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (670,934) — (670,934)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (924,196) — (924,196)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (767,071) — (767,071)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (460,899) — (460,899)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (721,777) — (721,777)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 23,944 262,320 — 262,320
1-day SOFR Annual 2.67% Annual N/A 05/02/27 USD 46,232 (1,537,180) (28,609) (1,508,571)
1-day SOFR Annual 2.91% Annual N/A 10/06/27 USD 59,204 (1,581,479) — (1,581,479)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (60,720) — (60,720)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 6,999,243 1 6,999,242
1-day SOFR Annual 2.65% Annual N/A 05/02/32 USD 188,456 (8,665,583) 157,309 (8,822,892)
2.58% Annual 1-day SOFR Annual N/A 05/24/32 USD 34,955 1,869,819 (32,023) 1,901,842
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 6,042 313,415 — 313,415
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 25,548 485,758 — 485,758
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 12,216 177,507 — 177,507
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 27,956 (481,121) — (481,121)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 28,398 (903,714) — (903,714)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 28,572 (810,474) — (810,474)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 45,637 (1,361,948) — (1,361,948)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 26,841 (102,479) — (102,479)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (267,547) — (267,547)
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 14,834 (154,140) — (154,140)
2.61% Annual 1-day SOFR Annual N/A 05/02/42 USD 4,522 365,704 10,524 355,180
2.43% Annual 1-day SOFR Annual N/A 05/02/52 USD 129,868 14,054,454 (281,339) 14,335,793
$ 565,294 $ (207,117) $ 772,411
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ (38,875) $ — $ (38,875)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (31,240) $ 36,636 $ (67,876)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 95 5,380 7,792 (2,412)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 7,746 13,295 (5,549)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 190 $ 26,372 $ 44,217 $ (17,845)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (2,618) 4,216 (6,834)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (3,497) 5,275 (8,772)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (2,618) 4,216 (6,834)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,847) 5,114 (11,961)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 500 (39,552) (12,289) (27,263)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 160 50,259 40,405 9,854
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 120 37,694 29,488 8,206
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 100 31,412 26,620 4,792
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 70 21,988 18,105 3,883
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 120 37,694 29,505 8,189
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 120 13,309 13,236 73
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 21,073 21,032 41
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 175 (13,552) (9,045) (4,507)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 105 4,040 4,634 (594)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 98 3,759 4,312 (553)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 18,688 22,479 (3,791)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 15,068 24,148 (9,080)
Southwest Airlines Co. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 5,361 15,806 (10,445)
$ – $ – $ –
$ 199,919 $ 349,197 $ (149,278)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 BB USD 1,054 $ 9,955 $ 7,786 $ 2,169
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 31,258 25,401 5,857
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 12/20/27 BB USD 165 12,579 10,048 2,531
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 12/20/27 BB USD 125 9,530 7,850 1,680
$ 63,322 $ 51,085 $ 12,237
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc 07/01/24 BRL 20,339 $ (1,552) $ — $ (1,552)
1-day
BZDIOVER At Termination 12.00% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 16,375 455 — 455
1-day
BZDIOVER At Termination 12.36% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 10,243 11,319 — 11,319
1-day
BZDIOVER At Termination 12.76% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 20,094 46,354 — 46,354
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 393,622 — 393,622
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 404,642 — 404,642

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 56,478 $ 220,736 $ — $ 220,736
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,295,923) — (1,295,923)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,395,126) — (1,395,126)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (97,946) — (97,946)
$ (1,713,419) $ — $ (1,713,419)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ... Quarterly
1-day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 7 $ (1,799) $ — $ (1,799)
1-day SOFR minus
1.20% ......... Monthly
iShares iBoxx High
Yield Corporate
Bond ETF Monthly
Merrill Lynch International
& Co. 06/16/23 USD 125 207,305 — 207,305
1-day SOFR minus
1.60% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 114 189,625 — 189,625
1-day SOFR minus
1.70% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 81 136,103 — 136,103
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 81 143,394 — 143,394
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 57 (85,095) — (85,095)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 57 (85,185) — (85,185)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 55 (81,890) — (81,890)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 101 (150,230) — (150,230)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 55 (81,973) — (81,973)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.20%
At
Termination BNP Paribas SA 06/16/23 USD 65 (110,700) — (110,700)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 40 (68,052) — (68,052)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 81 (136,105) — (136,105)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.50%
At
Termination
Goldman Sachs
International 06/16/23 USD 35 (73,620) — (73,620)
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/21/23 USD 40 71,305 — 71,305

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 2,036 $ (1,051) $ — $ (1,051)
$ (127,968) $ — $ (127,968)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (33,468,118) $ (1,364,769)
(c)
$ (34,802,022) 0.7%
Monthly
JPMorgan Chase
Bank NA
(d)
05/10/23 (37,732,017) (314,598)
(e)
(38,141,877) 0.8
$ (1,679,367) $ (72,943,899)
(b) (d)
Range: 15-50 basis points 15-131 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(30,865) of net dividends and financing fees.
(e)
Amount includes $95,262 of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (31,294) $ (312,171) 0.9%
Canada
Shopify, Inc., Class A ....... (1,817) (87,119) 0.2
China
China Overseas Land &
Investment Ltd. ........ (107,500) (259,341) 0.7
China Vanke Co. Ltd., Class H (136,893) (216,010) 0.6
Li Ning Co. Ltd. ........... (17,500) (137,619) 0.4
Longfor Group Holdings Ltd. .. (127,000) (358,187) 1.0
Prosus NV .............. (4,279) (335,063) 1.0
Xiaomi Corp., Class B ...... (133,400) (205,296) 0.6
Shares Value
% of Basket
Value
China (continued)
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (56,700) $ (246,694) 0.7%
(1,758,210)
Denmark
Vestas Wind Systems A/S ... (13,338) (388,728) 1.1
Finland
Nordea Bank Abp ......... (28,482) (304,139) 0.9
Germany
Covestro AG ............ (20,420) (845,660) 2.4
LEG Immobilien SE ........ (4,101) (225,375) 0.6
Siemens Healthineers AG .... (28,088) (1,619,330) 4.7
(2,690,365)
Italy
Nexi SpA ............... (35,151) (285,677) 0.8
Telecom Italia SpA ........ (1,526,431) (503,394) 1.5
(789,071)
Japan
Canon, Inc. ............. (30,300) (674,777) 1.9
Daiichi Sankyo Co. Ltd. ..... (2,000) (72,955) 0.2
ENEOS Holdings, Inc. ...... (74,300) (260,682) 0.7

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
Japan (continued)
Fujitsu Ltd. .............. (700) $ (94,591) 0.3%
Hitachi Ltd. ............. (15,600) (857,387) 2.5
Lasertec Corp. ........... (4,500) (799,558) 2.3
MatsukiyoCocokara & Co. ... (12,100) (640,957) 1.8
Open House Group Co. Ltd. .. (5,000) (187,501) 0.5
Renesas Electronics Corp. ... (11,200) (162,185) 0.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (16,500) (58,942) 0.2
Z Holdings Corp. .......... (81,900) (232,223) 0.7
(4,041,758)
Mexico
America Movil SAB de CV ... (360,282) (379,876) 1.1
Norway
Aker ASA, Class A ......... (1,529) (98,322) 0.3
Aker BP ASA ............ (63,961) (1,568,645) 4.5
Salmar ASA ............. (2,190) (95,396) 0.3
(1,762,363)
Poland
KGHM Polska Miedz SA ..... (3,544) (100,660) 0.3
South Korea
Kakao Corp. ............. (20,928) (991,125) 2.9
NCSoft Corp. ............ (991) (283,992) 0.8
(1,275,117)
Sweden
Evolution AB ............ (666) (89,230) 0.3
Fastighets AB Balder, Class B . (210,214) (863,682) 2.5
Getinge AB, Class B ....... (3,853) (93,968) 0.3
Saab AB, Class B ......... (7,993) (485,583) 1.4
Sandvik AB ............. (13,807) (293,064) 0.8
Trelleborg AB, Class B ...... (12,725) (362,174) 1.0
(2,187,701)
Switzerland
Adecco Group AG (Registered) (5,406) (196,914) 0.6
SIG Group AG ........... (12,277) (316,295) 0.9
Straumann Holding AG
(Registered) ........... (2,132) (319,767) 0.9
(832,976)
United Kingdom
Just Eat Takeaway.com NV ... (54,913) (1,047,905) 3.0
United States
Apollo Global Management, Inc. (3,229) (203,944) 0.6
Block, Inc. .............. (14,715) (1,010,185) 2.9
Caesars Entertainment, Inc. .. (23,878) (1,165,485) 3.3
Charles River Laboratories
International, Inc. ....... (789) (159,236) 0.5
Church & Dwight Co., Inc. ... (7,929) (701,003) 2.0
Constellation Energy Corp. ... (4,700) (368,950) 1.1
CoStar Group, Inc. ........ (8,153) (561,334) 1.6
Digital Realty Trust, Inc. ..... (2,942) (289,228) 0.8
Discover Financial Services .. (2,307) (228,024) 0.7
Dominion Energy, Inc. ...... (5,659) (316,395) 0.9
DoorDash , Inc., Class A ..... (3,322) (211,146) 0.6
Ford Motor Co. ........... (93,503) (1,178,138) 3.4
Illumina, Inc. ............ (1,449) (336,965) 1.0
Insulet Corp. ............ (352) (112,274) 0.3
Iron Mountain, Inc. ........ (5,499) (290,952) 0.8
Lamb Weston Holdings, Inc. .. (8,152) (852,047) 2.4
Monolithic Power Systems, Inc. (1,625) (813,377) 2.3
Norwegian Cruise Line Holdings
Ltd. ................ (22,866) (307,548) 0.9
Shares Value
% of Basket
Value
United States (continued)
Oracle Corp. ............ (9,658) $ (897,421) 2.6%
Paramount Global, Class B ... (40,386) (901,012) 2.6
PPG Industries, Inc. ....... (2,179) (291,071) 0.8
Quanta Services, Inc. ...... (7,119) (1,186,310) 3.4
Realty Income Corp. ....... (4,801) (303,999) 0.9
Stryker Corp. ............ (1,735) (495,290) 1.4
Take-Two Interactive Software,
Inc. ................. (12,203) (1,455,818) 4.2
Teledyne Technologies, Inc. .. (2,453) (1,097,374) 3.2
Ventas, Inc. ............. (11,263) (488,251) 1.4
Welltower , Inc. ........... (4,130) (296,080) 0.9
Zimmer Biomet Holdings, Inc. . (1,876) (242,379) 0.7
Zoom Video Communications,
Inc., Class A ........... (1,119) (82,627) 0.2
(16,843,863)
Total Reference Entity — Short ............ (34,802,022)
Net Value of Reference Entity — Citibank NA .. $ (34,802,022)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2023:
Reference Entity — Short
Common Stocks
Australia
AMP Ltd. ............... (453,812) (320,169) 0.8
Brambles Ltd. ............ (33,017) (297,690) 0.8
Commonwealth Bank of
Australia ............. (2,814) (185,796) 0.5
IDP Education Ltd. ........ (13,700) (252,470) 0.7
IGO Ltd. ............... (13,705) (117,522) 0.3
Macquarie Group Ltd. ...... (3,362) (398,060) 1.0
Mineral Resources Ltd. ..... (1,124) (60,760) 0.2
OZ Minerals Ltd. .......... (10,492) (197,593) 0.5
Santos Ltd. ............. (49,914) (229,724) 0.6
Westpac Banking Corp. ..... (17,132) (249,435) 0.7
(2,309,219)
Brazil
Cia Siderurgica Nacional SA .. (17,217) (52,448) 0.1
Equatorial Energia SA ...... (84,903) (451,447) 1.2
Hapvida Participacoes e
Investimentos S/A ....... (1,232,548) (639,565) 1.7
Localiza Rent a Car SA ..... (52,087) (547,235) 1.4
MercadoLibre , Inc. ........ (75) (98,854) 0.3
(1,789,549)
Canada
Canadian Pacific Railway Ltd. . (16,418) (1,264,240) 3.3
Power Corp. of Canada ..... (27,299) (697,675) 1.8
Restaurant Brands International,
Inc. ................. (2,483) (166,691) 0.5
Shaw Communications, Inc.,
Class B .............. (70,456) (2,108,206) 5.5
(4,236,812)
China
China Southern Airlines Co. Ltd.,
Class H .............. (512,000) (365,285) 1.0
Country Garden Holdings Co.
Ltd. ................ (575) (161) (0.0)
(a)
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (144,762) 0.4
Li Ning Co. Ltd. ........... (93,500) (735,276) 1.9

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
China (continued)
Shandong Gold Mining Co. Ltd.,
Class H .............. (233,250) $ (473,906) 1.2%
Xiaomi Corp., Class B ...... (1,070,600) (1,647,601) 4.3
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (85,400) (371,564) 1.0
(3,738,555)
Finland
Fortum OYJ ............. (33,752) (517,031) 1.4
Orion OYJ, Class B ........ (8,691) (388,470) 1.0
(905,501)
Germany
LEG Immobilien SE ........ (2,686) (147,612) 0.4
Japan
Asics Corp. ............. (19,500) (555,447) 1.5
Canon, Inc. ............. (15,500) (345,183) 0.9
Fujitsu General Ltd. ........ (6,900) (194,842) 0.5
Fujitsu Ltd. .............. (5,900) (797,269) 2.1
Lasertec Corp. ........... (1,100) (195,447) 0.5
Nippon Steel Corp. ........ (5,600) (132,056) 0.3
Park24 Co. Ltd. .......... (13,200) (193,090) 0.5
Rakuten Group, Inc. ....... (126,700) (590,903) 1.5
RENOVA, Inc. ........... (3,800) (57,302) 0.2
SBI Holdings, Inc. ......... (10,600) (210,514) 0.6
Square Enix Holdings Co. Ltd. . (5,600) (269,112) 0.7
Tokyo Electric Power Co.
Holdings, Inc. .......... (38,400) (137,173) 0.4
(3,678,338)
Macau
Sands China Ltd. ......... (57,600) (200,102) 0.5
Netherlands
Aegon NV .............. (44,990) (193,149) 0.5
ASM International NV ...... (1,343) (545,125) 1.4
(738,274)
Poland
Allegro.eu SA ............ (28,832) (196,862) 0.5
Bank Polska Kasa Opieki SA . (21,976) (437,174) 1.2
InPost SA .............. (64,155) (586,722) 1.5
(1,220,758)
South Korea
Delivery Hero SE ......... (11,688) (398,735) 1.1
Kakao Corp. ............. (5,805) (274,918) 0.7
LG Electronics, Inc. ........ (702) (62,649) 0.2
Lotte Energy Materials Corp. .. (4,914) (261,416) 0.7
POSCO Future M Co. Ltd. ... (3,662) (771,836) 2.0
SK Innovation Co. Ltd. ...... (89) (12,332) (0.0)
(a)
SK, Inc. ................ (122) (16,255) (0.0)
(a)
(1,798,141)
Spain
CaixaBank SA ........... (99,037) (386,438) 1.0
Switzerland
Bachem Holding AG ....... (7,375) (741,646) 2.0
SGS SA (Registered) ....... (192) (423,504) 1.1
Shares Value
% of Basket
Value
Switzerland (continued)
Tecan Group AG (Registered) . (1,146) $ (501,994) 1.3%
UBS Group AG (Registered) .. (18,448) (390,374) 1.0
(2,057,518)
United Kingdom
Just Eat Takeaway.com NV ... (8,280) (158,007) 0.4
Ocado Group plc ......... (144,147) (954,456) 2.5
(1,112,463)
United States
Align Technology, Inc. ...... (2,531) (845,708) 2.2
Ameriprise Financial, Inc. .... (853) (261,444) 0.7
Analog Devices, Inc. ....... (826) (162,904) 0.4
Block, Inc. .............. (4,892) (335,836) 0.9
Boeing Co. (The) ......... (703) (149,338) 0.4
Brandywine Realty Trust .... (1,273) (6,021) (0.0)
(a)
Charles River Laboratories
International, Inc. ....... (3,495) (705,361) 1.9
Church & Dwight Co., Inc. ... (14,404) (1,273,458) 3.3
CoStar Group, Inc. ........ (3,895) (268,171) 0.7
Darden Restaurants, Inc. .... (1,561) (242,205) 0.6
Digital Realty Trust, Inc. ..... (8,296) (815,580) 2.1
DISH Network Corp., Class A . (89,016) (830,519) 2.2
DoorDash , Inc., Class A ..... (1,412) (89,747) 0.2
DR Horton, Inc. ........... (10,517) (1,027,406) 2.7
Enphase Energy, Inc. ....... (309) (64,976) 0.2
Frontier Communications Parent,
Inc. ................. (2,424) (55,194) 0.2
Iron Mountain, Inc. ........ (16,064) (849,946) 2.2
James Hardie Industries plc,
CDI ................ (9,421) (202,775) 0.5
KKR & Co., Inc. .......... (6,405) (336,391) 0.9
Lamb Weston Holdings, Inc. .. (2,532) (264,645) 0.7
Oracle Corp. ............ (2,127) (197,641) 0.5
PayPal Holdings, Inc. ...... (2,499) (189,774) 0.5
PerkinElmer, Inc. ......... (6,454) (860,060) 2.3
PTC, Inc. ............... (2,616) (335,450) 0.9
Sabre Corp. ............. (2,547) (10,927) (0.0)
(a)
Simon Property Group, Inc. .. (2,062) (230,882) 0.6
STERIS plc ............. (6,336) (1,211,950) 3.2
Stryker Corp. ............ (3,114) (888,954) 2.3
T-Mobile US, Inc. ......... (1,684) (243,910) 0.6
Ventas, Inc. ............. (12,008) (520,547) 1.4
Waste Connections, Inc. ..... (1,028) (142,964) 0.4
(13,620,684)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (49,765) (80,021) 0.2
Petroleo Brasileiro SA
(Preference) .......... (26,271) (121,288) 0.3
(201,309)
Rights
Brazil
Localiza Rent a Car SA ..... (233) (604) (0.0)
(a)
Total Reference Entity — Short ............ (38,141,877)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (38,141,877)
(a)
Amount is greater than (0.1)%.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 993.30
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.49
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 33,452,501 $ — $ 33,452,501
Ireland .............................................. — 2,084,361 — 2,084,361
Jersey, Channel Islands ................................... — 911,936 — 911,936
United States .......................................... — 30,878,908 5,185,867 36,064,775
Common Stocks
Australia ............................................. — 21,328,655 51 21,328,706
Belgium ............................................. — 794,159 — 794,159
Brazil ............................................... 3,411,687 — — 3,411,687
Canada ............................................. 58,827,849 — — 58,827,849
Cayman Islands ........................................ 1,824,019 — 849,002 2,673,021
China ............................................... 406,329 67,057,036 — 67,463,365
Denmark ............................................. — 8,926,497 — 8,926,497
Finland .............................................. — 1,195,041 — 1,195,041
France .............................................. — 151,468,065 — 151,468,065
Germany ............................................ 2,164,005 110,339,535 — 112,503,540
Hong Kong ........................................... 86,166 14,264,875 — 14,351,041
India ............................................... — 1,508,634 3,461,523 4,970,157
Ireland .............................................. — 1,634,261 — 1,634,261
Israel ............................................... 12,744,824 534,437 — 13,279,261
Italy ................................................ — 16,957,107 — 16,957,107
Japan ............................................... — 95,197,243 — 95,197,243

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Jordan .............................................. $ — $ 164,513 $ — $ 164,513
Mexico .............................................. 4,630,353 — — 4,630,353
Netherlands ........................................... 9,600,031 89,107,829 — 98,707,860
Norway .............................................. — 1,933,587 — 1,933,587
Peru ................................................ 254,718 — — 254,718
Poland .............................................. — 180,509 — 180,509
Saudi Arabia .......................................... — 580,449 — 580,449
Singapore ............................................ — 2,729,934 — 2,729,934
South Africa ........................................... — 3,118,860 — 3,118,860
South Korea .......................................... — 21,747,428 — 21,747,428
Spain ............................................... — 24,208,771 — 24,208,771
Sweden ............................................. — 9,193,745 — 9,193,745
Switzerland ........................................... 12,144,359 67,660,731 — 79,805,090
Taiwan .............................................. — 20,899,894 — 20,899,894
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 12,021,268 102,139,826 — 114,161,094
United States .......................................... 1,471,860,583 15,359,344 21,354,388 1,508,574,315
Corporate Bonds
Australia ............................................. — 395,082 21,431,007 21,826,089
Belgium ............................................. — 3,003,376 — 3,003,376
Brazil ............................................... — 2,323,452 — 2,323,452
Canada ............................................. — 13,152,405 — 13,152,405
Chile ............................................... — 235,461 — 235,461
China ............................................... — 2,441,688 — 2,441,688
Colombia ............................................ — 1,310,322 — 1,310,322
Costa Rica ........................................... — 193,486 — 193,486
Dominican Republic ..................................... — 294,478 — 294,478
France .............................................. — 3,029,377 2,135,380 5,164,757
Germany ............................................ — 12,133,151 2,579,446 14,712,597
Guatemala ........................................... — 323,604 — 323,604
Hong Kong ........................................... — 804,410 — 804,410
India ............................................... — 1,858,794 — 1,858,794
Indonesia ............................................ — 1,466,378 — 1,466,378
Israel ............................................... — 3,022,671 — 3,022,671
Italy ................................................ — 14,223,531 — 14,223,531
Japan ............................................... — 1,535,006 — 1,535,006
Kuwait .............................................. — 513,963 — 513,963
Luxembourg .......................................... — 7,395,305 — 7,395,305
Macau .............................................. — 431,090 — 431,090
Malaysia ............................................. — 939,820 — 939,820
Mexico .............................................. — 2,566,492 — 2,566,492
Morocco ............................................. — 509,280 — 509,280
Netherlands ........................................... — 1,302,139 — 1,302,139
Nigeria .............................................. — 526,289 — 526,289
Peru ................................................ — 349,575 — 349,575
Singapore ............................................ — 706,477 — 706,477
South Africa ........................................... — 1,263,035 — 1,263,035
South Korea .......................................... — 2,017,615 — 2,017,615
Spain ............................................... — 1,888,109 — 1,888,109
Sweden ............................................. — 4,620,242 — 4,620,242
Switzerland ........................................... — 7,823,155 — 7,823,155
Thailand ............................................. — 1,103,579 — 1,103,579
Turkey .............................................. — — 2,114,320 2,114,320
Ukraine ............................................. — 116,213 — 116,213
United Arab Emirates .................................... — 2,419,020 — 2,419,020
United Kingdom ........................................ — 32,421,554 — 32,421,554
United States .......................................... — 143,271,390 15,814,318 159,085,708
Zambia .............................................. — 2,066,059 — 2,066,059
Floating Rate Loan Interests
Belgium ............................................. — — 2,734,736 2,734,736
Canada ............................................. — 6,664,472 — 6,664,472
France .............................................. — 7,494,670 — 7,494,670
Germany ............................................ — 2,647,661 — 2,647,661
Jersey, Channel Islands ................................... — — 3,751,439 3,751,439
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 5,131,172 $ 3,636,901 $ 8,768,073
Netherlands ........................................... — 12,184,299 5,218,010 17,402,309
Spain ............................................... — — 6,074,202 6,074,202
Sweden ............................................. — 2,199,364 — 2,199,364
United Kingdom ........................................ — — 8,233,689 8,233,689
United States .......................................... — 36,429,284 39,906,149 76,335,433
Foreign Agency Obligations ................................. — 5,814,826 — 5,814,826
Foreign Government Obligations .............................. — 273,498,615 — 273,498,615
Investment Companies .................................... 99,841,325 — — 99,841,325
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 1,071,106 — 1,071,106
Cayman Islands ........................................ — 1,746,665 — 1,746,665
United States .......................................... — 123,767,089 10,834,011 134,601,100
Other Interests .......................................... — — 9,269,139 9,269,139
Preferred Securities
Brazil ............................................... — — 5,471,048 5,471,048
China ............................................... — — 12,991,663 12,991,663
Germany ............................................ — 6,872,406 9,021,369 15,893,775
India ............................................... — — 2,448,438 2,448,438
Israel ............................................... — — 6,985,344 6,985,344
Sweden ............................................. — — 713,872 713,872
United Kingdom ........................................ — — 2,093,417 2,093,417
United States .......................................... 12,200,352 11,568,809 68,422,901 92,192,062
U.S. Government Sponsored Agency Securities .................... — 435,974,989 — 435,974,989
U.S. Treasury Obligations ................................... — 226,544,216 — 226,544,216
Warrants .............................................. 93,462 7,208 159,403 260,073
Short-Term Securities
Foreign Government Obligations .............................. — 32,022,457 — 32,022,457
Money Market Funds ...................................... 553,187,290 — — 553,187,290
Time Deposits .......................................... — 9,009,238 — 9,009,238
Options Purchased
Credit contracts .......................................... — 41,053 — 41,053
Equity contracts .......................................... 17,518,833 818,030 — 18,336,863
Foreign currency exchange contracts ........................... — 1,180,958 — 1,180,958
Interest rate contracts ...................................... 1,509,433 13,967,260 — 15,476,693
Other contracts .......................................... — 145,246 — 145,246
Liabilities
Investments
TBA Sale Commitments .................................... — (156,974,743) — (156,974,743)
Investment Sold Short
Common Stocks
France .............................................. — (1,675,815) — (1,675,815)
United Kingdom ........................................ — (675,069) — (675,069)
United States .......................................... (1,871,916) — — (1,871,916)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (64,765) (64,765)
$ 2,272,454,970 $ 2,251,031,210 $ 272,826,272 $ 4,796,312,452
Investments Valued at NAV
(b)
..................................... 132,191,133
$ —
$ 4,928,503,585
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,790,504 $ — $ 1,790,504
Equity contracts ........................................... 417,024 747,732 — 1,164,756
Foreign currency exchange contracts ............................ — 10,229,577 — 10,229,577
Interest rate contracts ....................................... 14,970,022 41,843,763 — 56,813,785
Liabilities
Credit contracts ........................................... — (566,618) — (566,618)
Equity contracts ........................................... (17,816,642) (3,314,878) — (21,131,520)
Foreign currency exchange contracts ............................ — (9,576,378) — (9,576,378)
Interest rate contracts ....................................... (19,204,493) (62,049,018) — (81,253,511)
Other contracts ........................................... — (38,875) — (38,875)
$ (21,634,089) $ (20,934,191) $ — $ (42,568,280)
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 $ 342,182 $ 27,738,105 $ 40,413,096 $ 75,979,649 $ 22,117,667 $ 395,967 $ 9,443,851 $ 108,621,752 $ (73,117) $ 146,425 $ 285,125,577
Transfers into Level 3 ............. — — 2,530,394 — — — — — — — 2,530,394
Transfers out of Level 3 ............ (342,182) — — (1,825,247) (10,438,804) (235,082) — — — — (12,841,315)
Other
(a)
...................... 5,094,542 — (5,094,542) — — — — — — —
Accrued discounts/premiums ......... — — (162,515) 78,989 3,709 — — — — — (79,817)
Net realized gain (loss) ............ — — (100) (465,797) 188 (230,802) — — — — (696,511)
Net change in unrealized appreciation
(depreciation)
(b)
............... 91,325 (2,073,137) (1,243,634) (2,145,533) (490,423) 69,917 (174,712) (1,296,695) 8,352 12,978 (7,241,562)
Purchases ..................... — 656,885 7,631,672 2,881,260 — — — 6,382,482 — — 17,552,299
Sales ........................ — (656,885) 100 (4,948,195) (358,326) — — (5,559,487) — — (11,522,793)
Closing balance, as of March 31, 2023 ..
$ 5,185,867 $ 25,664,968 $ 44,074,471 $ 69,555,126 $ 10,834,011 $ —
$ 9,269,139
$ 108,148,052 $ (64,765) $ 159,403 $ 272,826,272
Net change in unrealized appreciation
(depreciation) on investments still held at
March 31, 2023
(b)
..............
$ 91,325 $ (2,520,129) $ (1,243,634) $ (2,145,533) $ (490,423) $ —
$ (174,712)
$ 300,873 $ 8,352 $ 12,978 $ (6,160,903)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $24,435,330. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,185,867 Income Discount Rate 8% - 9% 8%
Common Stocks ............................. 25,664,910 Market Revenue Multiple 2.00x - 7.00x 4.55x
Volatility 52% - 68% 62%
Time to Exit 1.2 - 1.9 years 1.6 years
Market Adjustment
Multiple
0.55x —
Gross Profit Multiple 18.50x —
Corporate Bonds ............................. 38,630,028 Income Discount Rate 8% - 23% 14%
Market Revenue Multiple 5.00x —
Volatility 65% —
Time to Exit 2.8 years —
Floating Rate Loan Interests ...................... 62,047,419 Income Discount Rate 5% - 16% 11%
Credit Spread 273 - 468 336
Other Interests .............................. 9,269,139 Income Discount Rate 6%-7% 7%
Preferred Stocks ............................. 107,434,177 Market Revenue Multiple 2.05x - 28.00x 12.17x
EBIDTAR Multiple 6.75x —
Volatility 50% - 85% 61%
Time to Exit 1.5 - 5.0 years 3.4 years
Market Adjustment
Multiple
0.55x - 0.95x 0.85x
Gross Profit Multiple 5.76x - 31.50x 21.51x
Recent Transactions
(b)
—
Income Discount Rate 13% —
Warrants .................................. 159,402 Market Revenue Multiple 26.05x —
Volatility 49% - 65% 65%
Time to Exit 0.3 - 4.5 years 4.2 years
$ 248,390,942
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced